UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Hong T. Le

SMALLCAP World Fund, Inc.

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

SMALLCAP World Fund® Semi-annual report for the six months ended March 31, 2023

We believe small
companies around
the world can provide
opportunities for
investors

SMALLCAP World Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2023:

	1 year	5 years	10 years

Class F-2 shares	–11.41%	5.95%	8.57%
Class A shares (Reflecting 5.75% maximum sales charge)	–16.74	4.42	7.65

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.77% for Class F-2 shares and 1.01% for Class A shares as of the prospectus dated December 1, 2022.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations and political instability. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for SMALLCAP World Fund for the periods ended March 31, 2023, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/smcfx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Investment portfolio

24	Financial statements

28	Notes to financial statements

40	Financial highlights

Results at a glance

For periods ended March 31, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

SMALLCAP World Fund (Class F-2 shares)[2]	15.01%	–11.41%	5.95%	8.57%	9.48%
SMALLCAP World Fund (Class A shares)	14.83	–11.66	5.67	8.29	9.21
MSCI All Country World Small Cap Index[3]	15.14	–9.57	4.19	7.15	7.77

Past results are not predictive of results in future periods.

[1]	Lifetime returns are as of April 30, 1990, the inception date of Class A shares.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	The MSCI All Country World Small Cap Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Results reflect dividends net of withholding taxes. Because the index was not in existence when the fund’s Class A shares were first sold, cumulative returns through May 31, 1994, reflect the returns of the S&P Developed <$1.2 Billion Index. MSCI source: MSCI. S&P source: S&P Dow Jones Indices LLC. MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

SMALLCAP World Fund	1

Investment portfolio March 31, 2023	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	42.82%
Eurozone*	8.90
Japan	7.28
India	5.90
United Kingdom	5.63
Sweden	4.38
Canada	3.42
China	2.64
Switzerland	2.50
Other countries	10.54
Short-term securities & other assets less liabilities	5.99
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Slovenia and Spain.

Common stocks 92.73%	Shares	Value (000)
Industrials 21.04%
Saia, Inc.[1,2]	2,101,477	$571,770
IMCD NV	2,701,267	442,100
BayCurrent Consulting, Inc.[1]	9,465,400	392,747
Diploma PLC[1]	10,722,439	372,643
Comfort Systems USA, Inc.[1]	2,533,285	369,758
NIBE Industrier AB, Class B	29,398,225	335,253
Interpump Group SpA[1]	5,667,933	318,822
ATS Corp.[1,2]	7,339,577	307,323
Wizz Air Holdings PLC[1,2]	7,522,920	277,099
The AZEK Co., Inc., Class A1,2	11,599,140	273,044
Japan Airport Terminal Co., Ltd.[2]	4,650,260	231,996
Arcosa, Inc.[1]	3,197,212	201,776
VAT Group AG	553,276	199,879
Harmonic Drive Systems, Inc.[1]	5,905,150	196,379
Willscot Mobile Mini Holdings Corp., Class A2	3,841,326	180,081
BELIMO Holding AG	362,400	174,835
International Container Terminal Services, Inc.	44,009,076	172,897
Visional, Inc.[1,2]	3,086,930	172,749
Trelleborg AB, Class B	5,782,697	164,514
Chart Industries, Inc.[2]	1,259,370	157,925
Regal Rexnord Corp.	1,087,715	153,074
TFI International, Inc. (CAD denominated)	1,130,000	134,839
TFI International, Inc.	68,200	8,136
TransDigm Group, Inc.	190,000	140,040
EnPro Industries, Inc.[1]	1,308,045	135,893
Carel Industries SpA	4,930,573	134,980
Armstrong World Industries, Inc.	1,851,535	131,903
Spirax-Sarco Engineering PLC	848,200	124,476
Stericycle, Inc.[2]	2,782,161	121,330
Cleanaway Waste Management, Ltd.	75,279,081	120,165
TechnoPro Holdings, Inc.	4,267,800	118,285
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	10,585,195	118,229
RS Group PLC	10,247,417	115,884
ALS, Ltd.	13,664,162	113,293
Japan Elevator Service Holdings Co., Ltd.[1]	6,912,554	112,606
ESCO Technologies, Inc.	1,156,662	110,403
Kadant, Inc.	506,150	105,542
Reliance Worldwide Corp., Ltd.[1]	41,521,778	102,892
Hensoldt AG	2,794,037	100,633
Graco, Inc.	1,374,000	100,316
Boyd Group Services, Inc.	617,098	98,644
Watsco, Inc.	300,000	95,448
Aalberts NV, non-registered shares	2,000,763	94,384

2	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Rumo SA	25,140,000	$93,498
Instalco AB1	19,240,275	92,812
DO & CO AG, non-registered shares[1,2]	779,520	90,990
Dürr AG	2,530,870	90,688
Lifco AB, Class B	4,195,000	90,318
Johns Lyng Group, Ltd.[1,3]	20,870,434	89,509
dip Corp.[1,3]	3,341,000	89,377
Upwork, Inc.[1,2]	7,564,920	85,635
Enerpac Tool Group Corp., Class A1	3,343,384	85,256
Addtech AB, Class B	4,539,814	84,298
Volution Group PLC[1]	15,684,638	83,474
Copa Holdings, SA, Class A	898,945	83,018
Alfen NV2,3	1,018,335	81,100
KEI Industries, Ltd.	3,912,218	81,017
Masco Corp.	1,625,000	80,795
Zhejiang Weixing New Building Materials Co., Ltd., Class A	22,352,304	79,133
Cargotec OYJ, Class B, non-registered shares	1,584,222	77,189
Simpson Manufacturing Co., Inc.	699,036	76,642
Driven Brands Holdings, Inc.[2]	2,483,000	75,260
ManpowerGroup, Inc.	881,201	72,726
The Weir Group PLC	3,119,898	71,582
Builders FirstSource, Inc.[2]	760,228	67,493
ICF International, Inc.	610,239	66,943
Daiseki Co., Ltd.	2,087,200	66,183
SHO-BOND Holdings Co., Ltd.	1,591,700	65,750
Atkore, Inc.[2]	466,155	65,486
First Advantage Corp.[2]	4,627,382	64,598
Azelis Group NV	2,507,672	63,662
Woodward, Inc.	649,000	63,193
FTI Consulting, Inc.[2]	303,152	59,827
CG Power and Industrial Solutions, Ltd.	16,242,634	59,389
Sulzer AG	691,945	58,654
Munters Group AB	6,315,518	58,338
GVS SpA[2]	8,720,038	58,225
InPost SA2	6,340,673	58,076
AirTAC International Group	1,445,538	56,739
Fluidra, SA, non-registered shares[3]	3,189,400	56,234
Concentrix Corp.	460,033	55,917
Loomis AB	1,629,000	55,761
Arcadis NV, non-registered shares[2]	1,361,000	55,726
Textron, Inc.	780,000	55,091
Montana Aerospace AG1,2	3,338,132	54,572
Waste Connections, Inc.	380,000	52,847
IMI PLC	2,695,989	51,046
Guangzhou Baiyun International Airport Co., Ltd., Class A2	21,926,503	50,061
Kingspan Group PLC	724,000	49,701
International Consolidated Airlines Group SA (CDI)[2,3]	26,494,000	49,531
Marlowe PLC[1,2,3]	6,904,878	49,402
CSW Industrials, Inc.	350,667	48,718
CCR SA, ordinary nominative shares	19,207,630	48,508
JGC Holdings Corp.	3,883,300	48,194
Adecco Group AG	1,294,035	47,099
Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[2,3]	2,557,800	31,819
Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates[2,3]	11,941,586	14,712
IDEX Corp.	200,000	46,206
Engcon AB, Class B	6,013,176	45,631
DL E&C Co., Ltd.	1,793,720	44,869
Voltronic Power Technology Corp.	784,000	44,602
MonotaRO Co., Ltd.	3,455,300	43,439
Polycab India, Ltd.	1,202,370	42,240
Lyft, Inc.[2]	4,535,000	42,039
Melrose Industries PLC	20,360,204	41,965
Skymark Airlines, Inc.[1,2]	4,500,000	40,501
Montrose Environmental Group, Inc.[2]	1,133,183	40,421
LIXIL Corp.	2,434,500	40,148
Fasadgruppen Group AB1,3	3,969,905	39,632
BWX Technologies, Inc.	611,300	38,536

SMALLCAP World Fund	3

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Resideo Technologies, Inc.[2]	2,105,064	$38,481
Haitian International Holdings, Ltd.	14,733,481	38,268
Matson, Inc.	640,859	38,240
Hefei Meyer Optoelectronic Technology, Inc., Class A	8,060,809	38,000
Centre Testing International Group Co., Ltd.	12,715,436	37,983
Sun Country Airlines Holdings, Inc.[2]	1,816,363	37,235
NORMA Group SE, non-registered shares	1,526,962	36,040
Antares Vision SpA[2,3]	5,278,008	36,026
Sinoseal Holding Co., Ltd., Class A	5,298,624	33,359
Marel hf.	7,518,000	31,113
TELUS International (Cda), Inc., subordinate voting shares[2]	1,532,545	31,003
Univar Solutions, Inc.[2]	885,000	31,002
Vicor Corp.[2]	604,239	28,363
MSA Safety, Inc.	211,509	28,237
Advanced Drainage Systems, Inc.	323,056	27,205
WNS (Holdings), Ltd. (ADR)[2]	284,586	26,515
SK, Inc.	192,683	25,689
Crane Holdings, Co.	213,886	24,276
Bombardier, Inc., Class B2	444,291	24,254
Burckhardt Compression Holding AG	37,860	23,520
Midac Holdings Co., Ltd.[1]	1,421,400	23,181
Indutrade AB	1,080,000	22,943
Generac Holdings, Inc.[2]	207,989	22,465
Trex Co., Inc.[2]	448,675	21,837
SIS, Ltd.[2]	5,544,711	21,671
L&T Technology Services, Ltd.	520,280	21,515
Trinity Industries, Inc.	830,543	20,232
INVISIO Communications AB	950,000	19,572
easyJet PLC[2]	3,000,000	19,265
Computer Age Management Services, Ltd.	765,815	18,958
Dätwyler Holding, Inc., non-registered shares	89,402	18,439
Miura Co., Ltd.	699,500	17,894
Norva24 Group AB2	6,374,903	17,822
Grupa Pracuj SA	1,300,000	17,505
Ventia Services Group Pty, Ltd.	9,155,653	16,159
Green Landscaping Group AB2	1,977,759	15,922
TDCX, Inc., Class A1,2	1,781,024	15,851
Grafton Group PLC	1,437,900	15,745
Jamna Auto Industries, Ltd.	12,837,657	15,631
Einride AB2,4,5	438,277	15,528
APM Human Services International, Ltd.[3]	11,267,629	15,038
TaskUs, Inc., Class A2,3	1,041,274	15,036
XP Power, Ltd.	583,458	14,668
Dreamfolks Services, Ltd.[1,2]	2,692,012	14,147
CMS Info Systems, Ltd.	4,060,227	13,701
Oshkosh Corp.	150,000	12,477
UFP Industries, Inc.	154,191	12,254
Chemring Group PLC	3,445,200	11,823
Judges Scientific PLC	112,439	11,790
Valmet OYJ	321,640	10,441
Pyrum Innovations AG2	128,340	6,820
Quess Corp., Ltd.	1,499,077	6,756
Dun & Bradstreet Holdings, Inc.	527,810	6,197
Crane Co.[2,6]	74,187	5,534
Xometry, Inc., Class A2,3	325,600	4,874
Ceres Power Holdings PLC[2,3]	831,946	4,013
HeadHunter Group PLC (ADR)[2,4]	521,600	—	[7]
		13,395,539

Consumer discretionary 17.34%
Evolution AB	5,007,540	671,897
TopBuild Corp.[1,2]	2,462,618	512,569
Floor & Decor Holdings, Inc., Class A2	4,046,400	397,437
Tube Investments of India, Ltd.[1]	11,627,785	360,627
Dollarama, Inc.	5,010,000	299,414
YETI Holdings, Inc.[1,2]	6,899,842	275,994
IDP Education, Ltd.[1]	14,495,997	265,976
Toll Brothers, Inc.	3,876,920	232,731

4	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Melco Resorts & Entertainment, Ltd. (ADR)[2]	17,830,841	$226,987
Wyndham Hotels & Resorts, Inc.	3,111,091	211,088
Cavco Industries, Inc.[1,2]	570,600	181,302
DraftKings, Inc., Class A2	9,089,410	175,971
Light & Wonder, Inc.[2]	2,904,204	174,397
WH Smith PLC[1]	9,342,407	172,691
Thor Industries, Inc.	2,155,644	171,675
Five Below, Inc.[2]	804,402	165,683
Adient PLC[2]	3,974,801	162,808
Kindred Group PLC (SDR)[1]	14,378,018	160,755
Pets at Home Group PLC[1]	33,138,500	150,882
Entain PLC	8,978,173	139,727
Moncler SpA	2,015,000	139,275
NEXTAGE Co., Ltd.[1,3]	6,414,700	134,000
Domino’s Pizza Enterprises, Ltd.	3,954,128	132,909
Wayfair, Inc., Class A2,3	3,648,801	125,300
Watches of Switzerland Group PLC[1,2]	12,433,935	125,163
Polaris, Inc.[3]	1,085,000	120,034
Inchcape PLC	12,427,629	119,155
KB Home	2,957,918	118,849
Lennar Corp., Class A	1,058,458	111,254
Lennar Corp., Class B	21,169	1,891
Fox Factory Holding Corp.[2]	915,190	111,077
Jack in the Box, Inc.[1]	1,256,700	110,074
Games Workshop Group PLC	917,600	109,415
Pool Corp.	317,700	108,793
Kontoor Brands, Inc.	2,222,981	107,570
Jiumaojiu International Holdings, Ltd.	44,092,531	104,081
Helen of Troy, Ltd.[2]	1,076,247	102,426
Jumbo SA	4,771,161	101,072
Century Communities, Inc.	1,512,000	96,647
MakeMyTrip, Ltd., non-registered shares[1,2]	3,941,289	96,443
Golden Entertainment, Inc.[1,2]	2,168,832	94,366
Skyline Champion Corp.[2]	1,245,500	93,699
Salvatore Ferragamo SpA	5,106,419	93,350
Asbury Automotive Group, Inc.[2]	438,495	92,084
LGI Homes, Inc.[2]	796,562	90,832
Domino’s Pizza Group PLC[1]	25,225,815	89,307
Mattel, Inc.[2]	4,700,000	86,527
HUGO BOSS AG	1,176,200	84,347
Bright Horizons Family Solutions, Inc.[2]	1,058,300	81,479
Norwegian Cruise Line Holdings, Ltd.[2,3]	5,883,204	79,129
Shoei Co., Ltd.[1]	3,732,000	78,317
Levi Strauss & Co., Class A	4,295,300	78,303
M.D.C. Holdings, Inc.	2,001,000	77,779
Skechers USA, Inc., Class A2	1,600,000	76,032
International Game Technology PLC	2,729,850	73,160
Auction Technology Group PLC[1,2]	9,570,000	72,475
ABC-Mart, Inc.	1,219,700	67,320
Bajaj Electricals, Ltd.	5,240,067	67,092
Six Flags Entertainment Corp.[2]	2,425,351	64,781
Installed Building Products, Inc.	559,725	63,825
Chervon Holdings, Ltd.	12,240,900	63,701
MRF, Ltd.	61,270	62,649
Williams-Sonoma, Inc.	500,000	60,830
Malibu Boats, Inc., Class A1,2	1,042,000	58,821
Domino’s Pizza, Inc.	176,500	58,222
Nien Made Enterprise Co., Ltd.	5,394,000	58,132
Victoria PLC[1,2]	9,200,079	55,603
On Holding AG, Class A2	1,742,200	54,060
Aritzia, Inc., subordinate voting shares[2]	1,670,199	53,597
Tsuburaya Fields Holdings, Inc.[3]	3,359,000	52,801
Momo.com, Inc.	1,659,513	49,621
D.R. Horton, Inc.	490,000	47,868
Flutter Entertainment PLC[2]	259,095	47,124
Darden Restaurants, Inc.	303,300	47,060
Snow Peak, Inc.[1,3]	3,050,800	47,023
Steven Madden, Ltd.	1,262,395	45,446
Murphy USA, Inc.	175,000	45,159

SMALLCAP World Fund	5

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Compagnie Plastic Omnium SA	2,472,513	$45,023
Dometic Group AB	7,346,736	44,817
Peloton Interactive, Inc., Class A2	3,817,528	43,291
Musti Group OYJ[1]	2,400,537	41,973
Meritage Homes Corp.	353,400	41,263
Everi Holdings, Inc.[2]	2,285,276	39,192
B&M European Value Retail SA	6,257,481	37,334
AcadeMedia AB1	7,498,595	37,282
RH2	150,000	36,532
Bafang Electric (Suzhou) Co., Ltd., Class A	2,347,840	36,161
Melco International Development, Ltd.[2]	30,647,000	35,372
Etsy, Inc.[2]	314,350	34,997
Cairn Homes PLC	31,452,000	34,854
Trainline PLC[2]	11,392,700	34,837
Haichang Ocean Park Holdings, Ltd.[2,3]	153,528,000	33,595
Macy’s, Inc.	1,900,000	33,231
Tongcheng Travel Holdings, Ltd.[2]	15,035,800	32,870
DPC Dash, Ltd. (HKD denominated)[2]	2,559,800	18,261
DPC Dash, Ltd.[2,5]	2,158,273	13,703
Boot Barn Holdings, Inc.[2]	397,000	30,426
Mazda Motor Corp.[3]	3,264,000	30,388
Puuilo OYJ	4,124,072	30,065
Arco Platform, Ltd., Class A2,3	2,552,623	27,977
MIPS AB	543,100	27,415
Beazer Homes USA, Inc.[1,2]	1,659,813	26,358
Persimmon PLC	1,650,880	25,676
Traeger, Inc.[1,2]	6,195,000	25,461
Gentherm, Inc.[2]	400,500	24,198
Elior Group SA2,3	5,807,012	20,445
ThredUp, Inc., Class A2,3	8,064,000	20,402
Caesars Entertainment, Inc.[2]	400,000	19,524
Leslie’s, Inc.[2]	1,625,389	17,896
Vail Resorts, Inc.	71,000	16,591
ASOS PLC[2,3]	1,607,415	16,388
XPEL, Inc.[2]	238,511	16,207
Roland Corp.	530,600	16,032
Central Automotive Products, Ltd.	787,200	15,651
Graham Holdings Co., Class B	25,000	14,896
OneWater Marine, Inc., Class A2,3	504,604	14,114
FSN E-Commerce Ventures, Ltd.	8,934,235	13,532
Aramark	356,556	12,765
Nordstrom, Inc.[3]	760,000	12,365
Lojas Quero-Quero SA1,2	14,974,560	12,202
Hesai Group (ADR), Class B2	753,979	11,664
Zhongsheng Group Holdings, Ltd.	2,121,500	10,522
MGM China Holdings, Ltd.[2]	8,500,000	10,425
StockX, Inc.[2,4,5]	161,790	8,285
BARK, Inc.[2,3]	4,500,000	6,525
Goodyear Tire & Rubber Co.[2]	558,712	6,157
Royal Caribbean Cruises, Ltd.[2]	78,017	5,095
Rinnai Corp.	180,900	4,423
JOANN, Inc.[1,3]	2,729,250	4,339
Brilliant Earth Group, Inc., Class A2,3	866,800	3,389
Ariston Holding NV	292,032	3,218
Nifco, Inc.	94,000	2,670
Bosideng International Holdings, Ltd.	2,454,000	1,374
Devyani International, Ltd.[2]	101,257	178
BNN Technology PLC[1,2,4]	19,007,000	—	[7]
Ozon Holdings PLC (ADR)[2,4]	2,346,600	—	[7]
		11,037,786

Information technology 14.81%
eMemory Technology, Inc.[1]	6,087,334	376,566
Smartsheet, Inc., Class A1,2	7,791,126	372,416
ALTEN SA, non-registered shares[1]	1,827,919	292,244
Global Unichip Corp.[1]	7,121,000	257,198
Wolfspeed, Inc.[2]	3,845,602	249,772
Kulicke and Soffa Industries, Inc.[1]	4,699,380	247,610

6	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Fabrinet, non-registered shares[1,2]	1,860,540	$220,958
Keywords Studios PLC[1]	6,239,174	212,288
MKS Instruments, Inc.	2,367,653	209,821
Nordic Semiconductor ASA[1,2]	12,149,515	186,613
SUMCO Corp.	12,230,174	183,968
Pegasystems, Inc.	3,633,721	176,163
Novanta, Inc.[2]	1,015,687	161,586
Net One Systems Co., Ltd.[1,3]	6,661,073	159,861
SINBON Electronics Co., Ltd.[1]	13,876,000	156,347
Socionext, Inc.[1,3]	2,011,700	148,891
MongoDB, Inc., Class A2	637,984	148,727
Vitec Software Group AB, Class B	2,750,283	141,410
Softcat PLC	8,791,807	141,227
BE Semiconductor Industries NV	1,606,129	140,466
Confluent, Inc., Class A2	5,710,121	137,443
Clear Secure, Inc., Class A	5,101,299	133,501
Rogers Corp.[2]	789,400	129,012
CDW Corp.	650,000	126,678
Globant SA2	754,865	123,805
Money Forward, Inc.[1,2]	3,402,287	118,762
Endava PLC, Class A (ADR)[2]	1,689,819	113,522
SHIFT, Inc.[2]	619,900	110,959
Alteryx, Inc., Class A2	1,861,080	109,506
Credo Technology Group Holding, Ltd.[1,2]	11,303,670	106,481
DoubleVerify Holdings, Inc.[2]	3,517,500	106,053
Dexerials Corp.[1,3]	5,161,500	105,407
GitLab, Inc., Class A2,3	3,058,013	104,859
LEM Holding SA	46,070	98,989
RingCentral, Inc., Class A2	2,979,300	91,375
Kingdee International Software Group Co., Ltd.[2]	52,229,472	83,892
SiTime Corp.[2]	587,920	83,620
VisEra Technologies Co., Ltd.	10,872,906	82,247
Teradata Corp.[2]	2,022,331	81,459
MACOM Technology Solutions Holdings, Inc.[2]	1,140,000	80,758
Viavi Solutions, Inc.[2]	6,830,000	73,969
PAR Technology Corp.[1,2,3]	2,140,057	72,676
CCC Intelligent Solutions Holdings, Inc.[2]	8,042,622	72,142
Ceridian HCM Holding, Inc.[2]	979,310	71,705
Vanguard International Semiconductor Corp.	22,031,394	70,306
Hamamatsu Photonics KK	1,289,450	69,605
Coforge, Ltd.	1,469,344	68,502
Extreme Networks, Inc.[2]	3,496,397	66,851
Topicus.com, Inc., subordinate voting shares[2]	934,543	66,784
Insight Enterprises, Inc.[2]	466,244	66,654
Bytes Technology Group PLC[1]	13,708,221	65,710
Silicon Laboratories, Inc.[2]	369,000	64,608
SES-imagotag SA2	536,206	63,768
INFICON Holding AG	56,590	61,301
Kainos Group PLC	3,586,180	61,281
Tanla Platforms, Ltd.[1]	9,190,777	58,581
Kingboard Laminates Holdings, Ltd.	55,778,000	58,371
Qorvo, Inc.[2]	574,004	58,302
Monday.com, Ltd.[2]	405,134	57,833
Flex, Ltd.[2]	2,291,735	52,733
Alkami Technology, Inc.[2]	3,975,721	50,333
Taiyo Yuden Co., Ltd.[3]	1,485,800	50,121
Maruwa Co., Ltd.	341,300	47,562
Dock, Ltd.[2,4,5]	4,318,937	46,688
Bentley Systems, Inc., Class B	1,071,370	46,058
Xiamen Faratronic Co., Ltd., Class A2	2,157,156	45,937
Mastek, Ltd.[1]	2,403,500	45,208
SimCorp AS	594,367	45,019
Unity Software, Inc.[2]	1,361,703	44,174
Alarm.com Holdings, Inc.[2]	875,000	43,995
Thoughtworks Holding, Inc.[2]	5,869,851	43,202
Okta, Inc., Class A2	500,000	43,120
Accton Technology Corp.	4,009,000	42,428
Lumentum Holdings, Inc.[2]	748,112	40,405
Aspen Technology, Inc.[2]	175,140	40,084

SMALLCAP World Fund	7

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
BlackLine, Inc.[2]	595,000	$39,954
Cognex Corp.	800,000	39,640
Reply SpA	299,378	37,706
Crayon Group Holding ASA[1,2,3]	4,529,063	37,332
SentinelOne, Inc., Class A2	2,233,787	36,545
Disco Corp.[3]	314,100	36,544
OVH Groupe SAS[2,3]	2,894,931	36,294
Nagarro SE2,3	355,728	36,096
Kingboard Holdings, Ltd.	11,592,908	35,690
ePlus, inc.[2]	679,810	33,338
DigitalOcean Holdings, Inc.[2,3]	851,000	33,334
Halma PLC	1,200,000	33,128
Parade Technologies, Ltd.	892,000	31,048
Sinch AB2	10,660,038	28,813
NCR Corp.[2]	1,200,000	28,308
Dye & Durham, Ltd.[3]	2,107,271	28,035
GFT Technologies SE	721,678	28,020
Trimble, Inc.[2]	530,000	27,783
EPAM Systems, Inc.[2]	92,260	27,586
Technoprobe SpA[2]	3,753,930	27,163
Alphawave IP Group PLC[2]	18,280,492	26,443
SmartCraft ASA, Class A1,2,3	13,349,780	25,820
Megaport, Ltd.[1,2,3]	9,161,000	25,611
Riskified, Ltd., Class A2	4,450,000	25,098
Zuken, Inc.	903,100	23,527
Nemetschek SE	339,710	23,292
LiveRamp Holdings, Inc.[2]	932,711	20,454
Tripod Technology Corp.	5,158,000	19,056
JustSystems Corp.	706,700	18,935
Nayax, Ltd.[2]	1,075,000	18,284
Perficient, Inc.[2]	235,932	17,032
Noventiq Holdings PLC (GDR)[1,2,4,8]	17,110,290	16,797
Noventiq Holdings PLC (GDR)[1,2,4]	16,060	16
Power Integrations, Inc.	196,589	16,639
ON Semiconductor Corp.[2]	167,850	13,817
Hirose Electric Co., Ltd.	104,800	13,713
Varonis Systems, Inc.[2]	497,000	12,927
Silergy Corp.	728,000	11,688
MaxLinear, Inc.[2]	328,275	11,559
Zebra Technologies Corp., Class A2	36,300	11,543
Five9, Inc.[2]	156,380	11,305
LandMark Optoelectronics Corp.	2,496,000	10,920
HashiCorp, Inc., Class A2,3	340,285	9,967
Lime Technologies AB	434,467	9,664
Soitec[2]	59,600	9,600
Cherry SE1,2,3	1,363,982	8,270
Procore Technologies, Inc.[2]	125,600	7,866
Semtech Corp.[2]	316,713	7,645
ams OSRAM AG, non-registered shares[2]	877,284	6,854
Entegris, Inc.	79,014	6,480
AAC Technologies Holdings, Inc.[3]	2,629,000	6,452
WeCommerce Holdings, Ltd., Class A2,3	1,778,200	5,658
CEVA, Inc.[2]	175,000	5,325
Yotpo, Ltd.[2,4,5]	2,620,102	3,773
Patreon, Inc., Class B2,4,5	189,951	3,769
JFrog, Ltd.[2]	178,400	3,514
MotorK, Ltd.[2]	1,191,510	3,063
CI&T, Inc., Class A2,3	541,127	2,982
Foursquare Labs, Inc., Series A2,4,5	1,970,385	2,739
Sensirion Holding AG2	24,018	2,633
E Ink Holdings, Inc.[2]	195,000	1,194
		9,432,757

Health care 13.47%
Insulet Corp.[2]	1,925,244	614,076
Molina Healthcare, Inc.[2]	2,157,786	577,186
Max Healthcare Institute, Ltd.[1,2]	60,249,322	324,057
Agilon Health, Inc.[2,3]	13,114,300	311,465

8	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
DexCom, Inc.[2]	2,210,000	$256,758
Haemonetics Corp.[1,2]	3,054,464	252,757
CONMED Corp.[1]	2,186,775	227,118
NovoCure, Ltd.[2]	3,744,212	225,177
Penumbra, Inc.[2]	780,244	217,446
Revance Therapeutics, Inc.[1,2]	6,583,932	212,068
Bachem Holding AG3	1,960,794	197,264
Integra LifeSciences Holdings Corp.[2]	3,295,768	189,210
Centene Corp.[2]	2,925,674	184,932
Xenon Pharmaceuticals, Inc.[1,2]	4,596,435	164,506
Tandem Diabetes Care, Inc.[1,2]	3,995,961	162,276
iRhythm Technologies, Inc.[2]	1,289,481	159,934
Legend Biotech Corp. (ADR)[2]	3,184,563	153,560
Amvis Holdings, Inc.[1]	6,536,451	151,811
Amplifon SpA	3,771,100	131,085
Shockwave Medical, Inc.[2]	585,000	126,846
Genus PLC[1]	3,473,567	123,192
The Ensign Group, Inc.	1,286,296	122,893
Silk Road Medical, Inc.[1,2]	2,966,730	116,088
Vaxcyte, Inc.[2]	2,578,047	96,625
Karuna Therapeutics, Inc.[2]	478,752	86,961
Hypera SA, ordinary nominative shares	11,498,270	85,526
Zai Lab, Ltd. (ADR)[2]	2,378,650	79,114
Zai Lab, Ltd.[2,3]	1,822,200	6,060
Ventyx Biosciences, Inc.[2]	2,377,784	79,656
Asahi Intecc Co., Ltd.	4,443,000	78,626
Ambu AS, Class B, non-registered shares[2,3]	5,031,783	75,559
EBOS Group, Ltd.	2,588,395	75,422
Pacific Biosciences of California, Inc.[2]	6,503,749	75,313
Addus HomeCare Corp.[2]	689,350	73,595
Andlauer Healthcare Group, Inc., subordinate voting shares	1,843,217	68,914
CompuGroup Medical SE & Co. KGaA	1,313,971	67,572
Laurus Labs, Ltd.	18,452,700	65,828
Zentalis Pharmaceuticals, Inc.[1,2]	3,810,758	65,545
Idorsia, Ltd.[2,3]	5,728,000	63,110
Ascendis Pharma A/S (ADR)[2]	579,165	62,098
Exact Sciences Corp.[2]	890,000	60,351
ICON PLC[2]	281,109	60,042
Virbac SA	178,400	57,410
CanSino Biologics, Inc., Class H3	10,646,000	57,201
Netcare, Ltd.	67,824,541	56,407
Surgical Science Sweden AB1,2	3,271,137	53,337
FIGS, Inc., Class A2	8,569,561	53,046
IVERIC bio, Inc.[2]	2,164,099	52,653
Angelalign Technology, Inc.[3]	3,499,200	52,528
New Horizon Health, Ltd.[2,3]	14,989,335	52,232
Carl Zeiss Meditec AG, non-registered shares	368,406	51,166
Denali Therapeutics, Inc.[2]	2,176,287	50,142
Poly Medicure, Ltd.	4,218,153	48,974
Ocumension Therapeutics[1,2,3]	37,692,000	48,447
Nakanishi, Inc.	2,255,800	44,764
10x Genomics, Inc., Class A2	793,300	44,258
Olink Holding AB (ADR)[2,3]	1,862,032	41,952
Fisher & Paykel Healthcare Corp., Ltd.	2,510,000	41,922
AbCellera Biologics, Inc.[2,3]	5,480,000	41,319
CRISPR Therapeutics AG2,3	902,543	40,822
Zealand Pharma A/S2	1,265,344	39,572
KRKA, dd, Novo mesto	335,262	39,309
Oak Street Health, Inc.[2]	1,005,664	38,899
Jeisys Medical, Inc.[1]	5,703,950	37,980
Encompass Health Corp.	669,983	36,246
SKAN Group AG	383,510	35,132
Hapvida Participações e Investimentos SA2	67,045,881	34,658
DiaSorin Italia SpA	308,977	32,600
Sosei Group Corp.[2,3]	1,861,300	31,859
NuVasive, Inc.[2]	766,000	31,643
Innovent Biologics, Inc.[2]	6,938,500	30,984
NextGen Healthcare, Inc.[2]	1,760,000	30,642
Shandong Pharmaceutical Glass Co., Ltd., Class A	7,943,502	30,389

SMALLCAP World Fund	9

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Incyte Corp.[2]	396,000	$28,619
Inhibrx, Inc.[2,3]	1,488,677	28,091
Alnylam Pharmaceuticals, Inc.[2]	137,700	27,584
Glaukos Corp.[2]	550,322	27,571
Allogene Therapeutics, Inc.[2]	5,310,109	26,232
R1 RCM, Inc.[2,3]	1,740,000	26,100
Phreesia, Inc.[2]	807,600	26,077
Ultragenyx Pharmaceutical, Inc.[2]	622,615	24,967
Chularat Hospital PCL, foreign registered shares	224,874,100	23,802
Medacta Group SA	216,959	23,590
BONESUPPORT Holding AB2	2,897,260	23,319
Chemed Corp.	42,000	22,585
Prometheus Biosciences, Inc.[2]	205,400	22,044
Option Care Health, Inc.[2]	693,308	22,026
Indivior PLC[2]	1,284,920	21,970
Masimo Corp.[2]	118,437	21,856
Natera, Inc.[2]	363,000	20,154
Fleury SA, ordinary nominative shares	6,773,030	19,403
Medmix AG	916,977	19,145
Seer, Inc., Class A2	4,671,000	18,030
CM Hospitalar SA	5,671,671	17,490
Galapagos NV2	424,039	16,281
Hangzhou Tigermed Consulting Co., Ltd., Class A	1,090,535	15,237
Sysmex Corp.	220,300	14,462
SUNWELS Co., Ltd.[3]	738,900	14,459
Guardant Health, Inc.[2]	604,241	14,163
Beam Therapeutics, Inc.[2,3]	442,725	13,556
Classys, Inc.	740,401	12,457
Brii Biosciences, Ltd.[2,3]	22,128,042	12,223
Gland Pharma, Ltd.[2]	750,000	11,611
Alignment Healthcare, Inc.[2]	1,750,000	11,130
Nordhealth AS, Class A1,2,3	5,120,000	10,560
Biohaven, Ltd.[2,3]	749,881	10,243
Tecan Group AG	22,750	9,966
AS ONE Corp.	196,100	8,344
Pharmaron Beijing Co., Ltd., Class H	1,646,200	6,859
Cellectis SA (ADR)[2]	1,848,804	3,568
Cellectis SA, non-registered shares[2,3]	760,997	1,511
Precision BioSciences, Inc.[1,2]	6,715,043	5,060
OdontoPrev SA, ordinary nominative shares	2,134,000	4,631
KRY International AB, Series A2,4,5	19,744	4,081
Schrodinger, Inc.[2]	154,790	4,076
ChemoMetec A/S2	70,910	4,063
Inari Medical, Inc.[2]	44,300	2,735
Creo Medical Group PLC[2,3]	8,152,283	2,666
Diagnósticos da América SA	1,728,463	2,547
Sana Biotechnology, Inc.[2,3]	432,071	1,413
Implantica AG, Class A (SDR)[2]	543,113	1,202
Hutchmed China, Ltd.[2]	437,610	1,142
IO Biotech, Inc.[2]	418,499	783
		8,577,799

Financials 10.30%
Ares Management Corp., Class A	5,174,776	431,783
Essent Group, Ltd.[1]	8,604,853	344,625
AU Small Finance Bank, Ltd.	31,937,993	225,534
Eurobank Ergasias Services and Holdings SA2	167,519,358	221,899
Janus Henderson Group PLC	7,598,344	202,420
RenaissanceRe Holdings, Ltd.	952,200	190,764
National Bank of Greece SA2	34,983,526	169,806
IIFL Finance, Ltd.[1]	28,278,861	168,531
Euronet Worldwide, Inc.[2]	1,481,017	165,726
Steadfast Group, Ltd.	41,209,804	161,592
360 ONE WAM, Ltd.[1]	28,485,776	149,249
Fukuoka Financial Group, Inc.[3]	7,126,725	137,136
Focus Financial Partners, Inc., Class A2	2,549,002	132,217
Trupanion, Inc.[1,2,3]	2,970,206	127,392
Aavas Financiers, Ltd.[1,2]	6,318,330	124,247

10	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Cholamandalam Investment and Finance Co., Ltd.	12,992,432	$120,594
Network International Holdings PLC[1,2]	39,311,267	119,014
Patria Investments, Ltd., Class A1	6,913,834	102,325
AUB Group, Ltd.[1]	5,494,154	93,897
Capitec Bank Holdings, Ltd.	983,153	93,314
Bridgepoint Group PLC	33,960,725	92,527
Canara Bank	26,212,776	90,963
TMX Group, Ltd.	878,906	88,768
Goosehead Insurance, Inc., Class A2	1,688,000	88,114
Stifel Financial Corp.	1,477,350	87,297
VZ Holding AG	1,063,345	87,201
AJ Bell PLC	18,325,000	78,040
Kinsale Capital Group, Inc.	257,620	77,325
AssetMark Financial Holdings, Inc.[2]	2,385,695	75,030
Seacoast Banking Corporation of Florida	3,150,000	74,655
EVERTEC, Inc.	2,199,027	74,217
StepStone Group, Inc., Class A	3,039,100	73,759
BFF Bank SpA	7,315,100	72,679
Banca Generali SpA	2,272,605	72,443
JB Financial Group Co., Ltd.	9,674,196	65,069
Affirm Holdings, Inc., Class A2,3	5,749,884	64,801
SiriusPoint, Ltd.[2]	7,900,000	64,227
Remgro, Ltd.	8,174,140	61,703
Nuvei Corp., subordinate voting shares[2]	1,292,581	56,313
City Union Bank, Ltd.	36,608,696	56,107
Bolsa Mexicana de Valores, SAB de CV, Series A	26,040,000	55,794
PagSeguro Digital, Ltd., Class A2	6,492,200	55,638
Independent Bank Group, Inc.	1,185,650	54,955
Enstar Group, Ltd.[2]	231,978	53,770
Allfunds Group PLC	7,889,321	52,332
Selective Insurance Group, Inc.	535,682	51,067
Max Financial Services, Ltd.[2]	6,313,461	48,814
Wintrust Financial Corp.	667,169	48,670
The Bank of N.T. Butterfield & Son, Ltd.	1,697,985	45,846
Euronext NV	585,333	44,820
Aptus Value Housing Finance India, Ltd.	14,935,804	44,204
East West Bancorp, Inc.	796,201	44,189
Radian Group, Inc.	1,961,287	43,344
Glacier Bancorp, Inc.	1,016,419	42,700
Pine Labs Pte., Ltd.[2,4,5]	76,998	37,957
eGuarantee, Inc.	2,207,948	36,258
Hilltop Holdings, Inc.	1,200,000	35,604
Nova Ljubljanska Banka dd (GDR)	2,365,833	35,026
Victory Capital Holdings, Inc., Class A	1,196,000	35,007
Antin Infrastructure Partners SA	1,928,513	34,943
Boku, Inc.[1,2,5]	20,461,639	34,679
SouthState Corp.	470,765	33,547
Webster Financial Corp.	843,652	33,257
Angel One, Ltd.	2,338,116	33,174
Alpha Services and Holdings SA2	26,000,000	31,914
Five-Star Business Finance, Ltd.[2]	4,778,216	31,426
Shriram Finance, Ltd.	2,026,102	31,112
Paymentus Holdings, Inc., Class A2,3	3,224,500	28,569
Hiscox, Ltd.	2,060,606	28,244
Moelis & Co., Class A	719,000	27,638
Western Alliance Bancorporation	754,187	26,804
Collector Bank AB2	7,161,000	24,780
Columbia Banking System, Inc.	1,063,800	22,787
Artisan Partners Asset Management, Inc., Class A	705,000	22,546
XP, Inc., Class A2	1,867,000	22,161
Valley National Bancorp	2,372,383	21,921
Star Health & Allied Insurance Co., Ltd.[2]	3,400,000	21,466
NMI Holdings, Inc.[2]	950,000	21,213
Virtu Financial, Inc., Class A	1,120,000	21,168
Piramal Enterprises, Ltd.	2,392,000	19,786
AvidXchange Holdings, Inc.[2]	2,445,867	19,078
The Tel Aviv Stock Exchange, Ltd.[2]	4,312,024	18,868
Oscar Health, Inc., Class A2	2,751,000	17,992
Premium Group Co., Ltd.	1,290,000	16,555

SMALLCAP World Fund	11

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Hellenic Exchanges - Athens Stock Exchange SA1	3,500,000	$14,936
Linc AB2	2,358,208	13,750
Islandsbanki hf.	11,632,054	10,118
Funding Circle Holdings PLC[2]	14,713,073	9,743
Discovery, Ltd.[2]	899,883	7,058
Marqeta, Inc., Class A2	941,088	4,301
PT Bank Raya Indonesia Tbk[2]	93,560,667	2,410
TCS Group Holding PLC (GDR)[2,4,8]	31,700	—	[7]
TCS Group Holding PLC (GDR)[2,4]	694,768	—	[7]
		6,557,242

Materials 4.09%
LANXESS AG1	5,977,391	245,244
APL Apollo Tubes, Ltd.[1]	15,782,000	232,104
JSR Corp.	9,435,330	223,028
Materion Corp.[1]	1,314,343	152,464
Lundin Mining Corp.[3]	21,804,953	148,109
Zeon Corp.[1,3]	12,702,500	134,522
CCL Industries, Inc., Class B, nonvoting shares	2,262,200	112,382
Navin Fluorine International, Ltd.	2,115,848	110,054
Livent Corp.[2]	4,144,557	90,020
Summit Materials, Inc., Class A	3,005,612	85,630
FUJIMI INCORPORATED[1,3]	1,543,900	85,353
ATI, Inc.[2]	1,858,485	73,336
Jindal Steel & Power, Ltd.	10,041,809	67,033
H.B. Fuller Co.	866,200	59,291
PI Industries, Ltd.	1,541,900	56,859
Perimeter Solutions SA2,3	6,513,000	52,625
Mayr-Melnhof Karton AG, non-registered shares	300,501	49,968
Huhtamäki OYJ	1,275,000	47,373
Toyo Gosei Co., Ltd.[1,3]	642,700	44,122
Deepak Fertilisers & Petrochemicals Corp., Ltd.	6,235,943	41,789
Kansai Paint Co., Ltd.[3]	2,984,900	40,382
Yamato Kogyo Co., Ltd.[3]	987,400	39,894
Sandstorm Gold, Ltd.	6,633,555	38,541
MMG, Ltd.[2]	119,092,430	35,142
Anupam Rasayan India, Ltd.	2,812,000	29,646
Labrador Iron Ore Royalty Corp.[3]	1,156,000	27,371
Aluflexpack AG1,2,3	1,309,666	27,111
Louisiana-Pacific Corp. (USA)	485,000	26,292
Gujarat Fluorochemicals, Ltd.	635,000	23,409
Re:NewCell AB1,2,3	2,979,368	23,367
SOL SpA	799,680	21,441
Vinati Organics, Ltd.	943,000	20,766
NV Bekaert SA2	423,000	19,136
Recticel SA/NV	873,200	16,286
Shandong Sinocera Functional Material Co., Ltd., Class A	3,764,153	15,558
Indigo Paints, Ltd.	1,214,500	14,922
Alcoa Corp.	350,000	14,896
Aurubis AG	136,100	12,560
China Resources Cement Holdings, Ltd.	21,276,000	10,488
Gerdau SA (ADR)	2,112,075	10,413
Fuso Chemical Co., Ltd.	283,300	8,079
Alleima AB	1,509,740	7,464
Berger Paints India, Ltd.	836,848	5,938
Kaneka Corp.	176,700	4,615
Cabot Corp.	14,783	1,133
		2,606,156

Consumer staples 3.50%
Emmi AG1	318,222	319,825
Simply Good Foods Co.[1,2]	5,870,500	233,470
Grocery Outlet Holding Corp.[1,2]	5,352,046	151,249
Royal Unibrew A/S	1,672,194	145,685
Varun Beverages, Ltd.	6,634,383	112,058
Shop Apotheke Europe NV, non-registered shares[1,2,3]	1,142,620	103,468
Milbon Co., Ltd.[1]	2,378,500	97,995
BJ’s Wholesale Club Holdings, Inc.[2]	1,217,842	92,641

12	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Sovos Brands, Inc.[1,2]	5,357,932	$89,370
Scandinavian Tobacco Group A/S	3,797,224	75,489
Freshpet, Inc.[2,3]	1,135,627	75,167
Ocado Group PLC[2]	10,398,813	69,015
Performance Food Group Co.[2]	928,000	55,995
AAK AB	2,940,866	53,252
Celsius Holdings, Inc.[2]	561,414	52,178
Sok Marketler Ticaret AS, non-registered shares[1,2]	31,602,962	47,595
John B. Sanfilippo & Son, Inc.	471,323	45,681
Fever-Tree Drinks PLC	2,410,000	38,180
BidCorp, Ltd.	1,640,857	36,734
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd., Class A	6,624,986	35,801
Kotobuki Spirits Co., Ltd.[3]	499,000	35,423
Bakkafrost P/F	517,500	33,548
Raia Drogasil SA, ordinary nominative shares	6,910,625	33,337
Fresh Del Monte Produce, Inc.	1,028,000	30,953
Vector Group, Ltd.	2,207,896	26,517
COSMOS Pharmaceutical Corp.	287,909	25,908
United Spirits, Ltd.[2]	2,672,208	24,614
Avenue Supermarts, Ltd.[2]	417,313	17,295
PZ Cussons PLC	6,017,310	13,751
TreeHouse Foods, Inc.[2]	255,860	12,903
Century Pacific Food, Inc.	25,901,000	12,321
Elders, Ltd.	1,622,450	9,389
Icelandic Salmon AS2	515,000	7,398
Humble Group AB2,3	11,368,627	7,372
Zur Rose Group AG2,3	54,100	2,513
Beyond Meat, Inc.[2]	73,395	1,191
		2,225,281

Energy 2.96%
MEG Energy Corp.[2]	13,484,382	216,608
Vallourec SA1,2,3	12,863,658	162,273
Northern Oil and Gas, Inc.[1,3]	5,254,000	159,459
Weatherford International[2]	2,234,117	132,595
New Fortress Energy, Inc., Class A3	4,116,300	121,143
Gaztransport & Technigaz SA	1,159,597	118,809
Chesapeake Energy Corp.	1,434,104	109,049
Viper Energy Partners, LP	2,740,461	76,733
Transocean, Ltd.[2,3]	9,946,050	63,257
Golar LNG, Ltd.[2]	2,905,331	62,755
TechnipFMC PLC[2]	4,383,111	59,830
Pioneer Natural Resources Company	268,053	54,747
Championx Corp.	1,851,762	50,238
Subsea 7 SA	4,222,507	50,053
Cactus, Inc., Class A	1,149,091	47,377
Helmerich & Payne, Inc.	1,246,270	44,554
Headwater Exploration, Inc.[3]	9,067,000	42,333
Venture Global LNG, Inc., Series C2,4,5	4,240	41,147
Denbury, Inc.[2]	406,329	35,607
DT Midstream, Inc.	713,038	35,203
Savannah Energy PLC[1,2,3,4]	96,128,672	31,128
Borr Drilling, Ltd.[2,3]	2,099,065	15,911
Borr Drilling, Ltd. (NOK denominated)[2,3]	1,944,838	14,929
Aegis Logistics, Ltd.	6,374,587	29,468
Range Resources Corp.	1,000,000	26,470
Valaris, Ltd.[2]	367,000	23,877
Worley, Ltd.	2,250,000	21,686
Equitrans Midstream Corp.	3,390,447	19,597
Pason Systems, Inc.	1,596,000	14,324
		1,881,160

Communication services 2.65%
Iridium Communications, Inc.	4,705,553	291,415
Iridium Communications, Inc.[8]	636,132	39,396
Lions Gate Entertainment Corp., Class B2	18,316,562	190,126
JCDecaux SE2	8,392,278	176,198
TIM SA	48,329,794	119,956

SMALLCAP World Fund	13

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Frontier Communications Parent, Inc.[2]	4,502,378	$102,519
Hemnet Group AB1	5,125,762	85,602
Viaplay Group AB, Class B2	3,296,269	84,148
New York Times Co., Class A	2,014,638	78,329
JYP Entertainment Corp.	1,101,661	65,810
Ascential PLC[2]	21,822,269	64,912
Paradox Interactive AB	2,031,831	50,609
Direct Marketing MIX, Inc.[1]	3,574,600	36,749
JOYY, Inc., Class A (ADR)	1,177,618	36,718
Rightmove PLC	5,188,789	36,179
YouGov PLC	2,997,794	33,693
CTS Eventim AG & Co. KGaA	471,400	29,374
Megacable Holdings, SAB de CV, ordinary participation certificates	10,325,211	26,306
Ubisoft Entertainment SA2	833,000	22,078
VTEX, Class A2,3	5,650,748	21,699
Cable One, Inc.	26,531	18,625
Trustpilot Group PLC[2]	16,821,394	18,389
PLAYSTUDIOS, Inc., Class A2	4,500,000	16,605
Nextdoor Holdings, Inc., Class A2,3	6,859,318	14,748
Playtika Holding Corp.[2]	1,172,900	13,207
MTN Group, Ltd.	1,458,066	10,419
Boat Rocker Media, Inc.[2]	2,611,926	4,329
Yandex NV, Class A2,4	1,530,000	—	[7]
		1,688,138

Real estate 1.75%
Altus Group, Ltd.[1]	3,628,544	154,082
Embassy Office Parks REIT	32,152,456	122,178
DigitalBridge Group, Inc. REIT, Class A1	8,972,247	107,577
Corp. Inmobiliaria Vesta, SAB de CV	28,130,095	88,402
PotlatchDeltic Corp. REIT	1,576,968	78,060
Concentradora Fibra Danhos REIT, SA de CV	57,954,482	77,155
ESR-Logos REIT	209,082,397	51,126
Four Corners Property Trust, Inc. REIT	1,582,553	42,507
Mindspace Business Parks REIT	9,000,000	35,834
JHSF Participações SA1	48,472,472	35,385
Multiplan Empreendimentos Imobiliários SA, ordinary nominative shares	7,237,633	35,185
Macrotech Developers, Ltd.[2]	2,978,838	33,750
SRE Holdings Corp.[1,2,3]	1,290,828	33,049
Fibra Uno Administración REIT, SA de CV	21,200,000	29,612
K-Fast Holding AB, Class B1,2,3	12,909,607	25,512
Zillow Group, Inc., Class C, nonvoting shares[2]	525,000	23,347
LXP Industrial Trust REIT	2,175,000	22,424
StorageVault Canada, Inc.	4,307,048	19,567
Redwood Trust, Inc. REIT	2,562,000	17,268
CTP NV	1,092,104	14,148
Douglas Elliman, Inc.	4,016,063	12,490
Genova Property Group AB2	2,126,731	12,276
TAG Immobilien AG	1,697,855	11,743
Swedish Logistic Property AB, Class B2	4,739,069	11,285
Fastighets AB Balder, Class B2	2,648,188	10,900
Ayala Land, Inc.	21,494,200	10,494
Americold Realty Trust, Inc. REIT	17,000	484
		1,115,840

Utilities 0.82%
Black Hills Corp.	1,938,746	122,335
ACEN Corp.[2]	971,667,795	109,583
Brookfield Infrastructure Corp., Class A, subordinate voting shares[3]	1,883,351	86,803
Nippon Gas Co., Ltd.[3]	4,679,500	68,008
ENN Energy Holdings, Ltd.	3,166,000	43,248
SembCorp Industries, Ltd.	12,231,500	40,362
Neoenergia SA	9,514,000	28,157
SJW Group	345,000	26,265
Mytrah Energy, Ltd.[1,2,4]	10,418,000	128
		524,889

Total common stocks (cost: $45,709,123,000)		59,042,587

14	SMALLCAP World Fund

Preferred securities 1.03%	Shares	Value (000)
Information technology 0.32%
Skyryse, Inc., Series B, preferred shares[1,2,4,5]	1,649,110	$40,700
PsiQuantum Corp., Series D, preferred shares[2,4,5]	1,334,542	36,059
Outreach Corp., Series G, preferred shares[2,4,5]	1,554,053	34,562
SiFive, Inc., Series F, preferred shares[2,4,5]	3,451,632	26,681
ANDPAD, Inc., Series D, preferred shares[2,4,5]	459,413	25,571
Yotpo, Ltd., Series F, preferred shares[2,4,5]	8,332,809	11,999
Yotpo, Ltd., Series B, preferred shares[2,4,5]	1,111,347	1,600
Yotpo, Ltd., Series C, preferred shares[2,4,5]	1,057,985	1,524
Yotpo, Ltd., Series A-1, preferred shares[2,4,5]	709,592	1,022
Yotpo, Ltd., Series A, preferred shares[2,4,5]	345,899	498
Yotpo, Ltd., Series C-1, preferred shares[2,4,5]	293,302	422
Yotpo, Ltd., Series D, preferred shares[2,4,5]	163,552	236
Yotpo, Ltd., Series B-1, preferred shares[2,4,5]	130,625	188
Patreon, Inc., Series E, preferred shares[2,4,5]	698,208	13,852
Patreon, Inc., Series Seed, preferred shares[2,4,5]	163,096	3,236
Kandou Holding SA, Series D, preferred shares[2,4,5]	2,142,857	4,779
		202,929

Industrials 0.28%
Einride AB, Series B, preferred shares[2,4,5]	1,334,588	47,285
Einride AB, Series A, preferred shares[2,4,5]	11,990	425
Azul SA (ADR), preferred nominative shares[2,3]	6,441,486	46,057
Azul SA, preferred nominative shares[2]	600,000	1,424
Relativity Space, Inc., Series D, preferred shares[2,4,5]	2,143,751	31,342
Relativity Space, Inc., Series E, preferred shares[2,4,5]	464,197	6,786
ABL Space Systems Co., Series B, preferred shares[2,4,5]	777,162	24,815
WorkRise Technologies, Inc., Series E, preferred shares[2,4,5]	95,423	20,979
		179,113

Financials 0.17%
PPRO Holding GMBS, Series B, 8.00% preferred shares[1,2,4,5]	13,618	79,259
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[2,4,5]	57,100	28,148
		107,407

Health care 0.16%
Laronde, Inc., Series B, 6.00% preferred shares[2,4,5]	1,785,714	40,411
KRY International AB, Series E, preferred shares[2,4,5]	114,059	23,575
InSilico Medicine Cayman TopCo, Series D, preferred shares[2,4,5]	605,423	19,325
Bluestar Genomics, Inc., Series C, 5.00% noncumulative preferred shares[1,2,4,5]	1,531,102	10,565
Artiva Biotherapeutics, Inc., Series B, preferred shares[2,4,5]	636,364	6,414
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[2,4,5]	4,397,107	294
		100,584

Consumer discretionary 0.05%
Cava Group, Inc., Series F, preferred shares[2,4,5]	664,364	20,602
StockX, Inc., Series E-1, preferred shares[2,4,5]	222,222	11,380
StockX, Inc., Series AA, preferred shares[2,4,5]	57,338	2,936
StockX, Inc., Series B, preferred shares[2,4,5]	3,094	159
		35,077

Real estate 0.05%
QuintoAndar, Ltd., Series E-1, preferred shares[2,4,5]	244,733	32,016

Total preferred securities (cost: $780,723,000)		657,126

Rights & warrants 0.17%
Information technology 0.09%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 1/27/2025[2,8]	2,838,640	57,180
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033[2,4,5]	1,163,990	21
		57,201

SMALLCAP World Fund	15

Rights & warrants (continued)	Shares		Value (000)
Industrials 0.08%
Warom Technology, Inc. Co., Class A, warrants, expire 8/31/2023[2,8]		8,603,931	$35,689
Centre Testing International Group Co., Ltd., Class A, warrants, expire 3/20/2024[2,8]		3,799,918	11,351
Guangzhou Baiyun International Airport Co., Ltd., Class A, warrants, expire 8/23/2024[2,8]		1,315,742	3,004
Momentus, Inc., warrants, expire 5/15/2026[2]		2,225,000	91
			50,135

Total rights & warrants (cost: $112,140,000)			107,336

Convertible stocks 0.08%
Utilities 0.05%
TAE Technologies, Inc., Series G2, 4.00% cumulative convertible preferred shares[4,5]		300,000	30,000

Information technology 0.03%
RealSelf, Inc., Series C, convertible preferred shares[1,4,5]		3,468,862	10,510
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4,5]		14,888,589	8,040
			18,550

Total convertible stocks (cost: $61,179,000)			48,550

Convertible bonds & notes 0.00%	Principal amount (000)
Health care 0.00%
Bluestar Genomics, Inc., convertible notes, 8.00% 10/28/2025[1,4,5]	USD	2,000	2,000

Total convertible bonds & notes (cost: $2,000,000)			2,000

Short-term securities 6.87%		Shares
Money market investments 6.03%
Capital Group Central Cash Fund 4.86%[1,9]		38,405,902	3,840,590

Money market investments purchased with collateral from securities on loan 0.84%
Capital Group Central Cash Fund 4.86%[1,9,10]		981,977	98,198
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.73%[9,10]		96,100,000	96,100
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.73%[9,10]		89,168,984	89,169
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.73%[9,10]		64,000,000	64,000
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.72%[9,10]		58,700,000	58,700
Fidelity Investments Money Market Government Portfolio, Class I 4.72%[9,10]		42,700,000	42,700
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares 4.69%[9,10]		32,000,000	32,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%[9,10]		32,000,000	32,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.75%[9,10]		21,300,000	21,300
			534,167

Total short-term securities (cost: $4,374,113,000)			4,374,757
Total investment securities 100.88% (cost: $51,039,278,000)			64,232,356
Other assets less liabilities (0.88)%			(558,934)

Net assets 100.00%			$63,673,422

16	SMALLCAP World Fund

Investments in affiliates1

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2023 (000)	Dividend or interest income (000)
Common stocks 27.04%
Industrials 7.32%
Saia, Inc.[2]	$373,449	$29,281	$4,293	$787	$172,546	$571,770	$—
BayCurrent Consulting, Inc.	296,667	15,447	88,782	9,582	159,833	392,747	1,187
Diploma PLC	247,981	32,517	—	—	92,145	372,643	4,688
Comfort Systems USA, Inc.	248,847	36,603	33,845	8,912	109,241	369,758	758
Interpump Group SpA	170,547	20,708	—	—	127,567	318,822	—
ATS Corp.[2,11]	149,940	55,216	—	—	102,167	307,323	—
Wizz Air Holdings PLC[2]	124,398	10,443	—	—	142,258	277,099	—
The AZEK Co., Inc., Class A2	94,533	116,856	—	—	61,655	273,044	—
Arcosa, Inc.	220,883	299	38,923	(423)	19,940	201,776	387
Harmonic Drive Systems, Inc.	153,146	29,725	3,431	439	16,500	196,379	756
Visional, Inc.[2]	184,944	3,452	—	—	(15,647)	172,749	—
EnPro Industries, Inc.	123,697	215	17,648	339	29,290	135,893	748
Japan Elevator Service Holdings Co., Ltd.	91,582	19,075	19,314	(13,793)	35,056	112,606	781
Reliance Worldwide Corp., Ltd.	—	91,970	—	—	10,922	102,892	1,691
Instalco AB	71,184	5,239	—	—	16,389	92,812	—
DO & CO AG, non-registered shares[2]	51,410	—	—	—	39,580	90,990	—
Johns Lyng Group, Ltd.[3]	81,872	1,170	—	—	6,467	89,509	640
dip Corp.[3]	85,046	—	—	—	4,331	89,377	991
Upwork, Inc.[2]	24,381	78,422	—	—	(17,168)	85,635	—
Enerpac Tool Group Corp., Class A	—	88,183	—	—	(2,927)	85,256	—
Volution Group PLC	50,954	—	—	—	32,520	83,474	1,432
Montana Aerospace AG2	34,688	—	—	—	19,884	54,572	—
Marlowe PLC[2,3]	61,893	—	—	—	(12,491)	49,402	—
Skymark Airlines, Inc.[2]	—	39,196	—	—	1,305	40,501	—
Fasadgruppen Group AB3	29,797	804	—	—	9,031	39,632	—
Midac Holdings Co., Ltd.	42,395	—	7,721	(3,923)	(7,570)	23,181	39
TDCX, Inc., Class A2	16,688	—	—	—	(837)	15,851	—
Dreamfolks Services, Ltd.[2]	10,390	1,428	—	—	2,329	14,147	—
Alfen NV2,3,12	109,251	—	17,033	14,922	(26,040)	—	—
Antares Vision SpA[2,3,12]	37,577	—	—	—	(1,551)	—	—
Armstrong World Industries, Inc.[12]	228,843	4,815	81,365	(31,150)	10,760	—	1,035
Carel Industries SpA[12]	112,363	—	23,626	13,008	33,235	—	—
Einride AB2,4,5,12	17,834	1,604	—	—	(3,910)	—	—
Interface, Inc.[13]	42,442	—	48,469	(7,870)	13,897	—	47
Japan Airport Terminal Co., Ltd.[2,12]	204,235	52,223	68,829	(1,747)	46,114	—	—
Kadant, Inc.[12]	95,935	3,731	18,155	(1,089)	25,120	—	303
KEI Industries, Ltd.[12]	79,713	—	11,228	2,205	10,327	—	143
Montrose Environmental Group, Inc.[2,12]	54,645	—	17,294	(9,043)	12,113	—	—
Pegasus Hava Tasimaciligi AS13	68,307	—	113,674	62,804	(17,437)	—	—
						4,659,840
Consumer discretionary 5.01%
TopBuild Corp.[2]	349,352	55,625	—	—	107,592	512,569	—
Tube Investments of India, Ltd.	410,555	—	18,971	9,846	(40,803)	360,627	281
YETI Holdings, Inc.[2]	196,619	248	—	—	79,127	275,994	—
IDP Education, Ltd.	200,438	50,350	—	—	15,188	265,976	1,972
Cavco Industries, Inc.[2]	35,158	100,301	—	—	45,843	181,302	—
WH Smith PLC	108,181	19,727	—	—	44,783	172,691	969
Kindred Group PLC (SDR)	119,302	24,075	41,344	(12,102)	70,824	160,755	3,340

SMALLCAP World Fund	17

Investments in affiliates1 (continued)

	Value of affiliates at 10/1/2022 (000)		Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2023 (000)		Dividend or interest income (000)
Pets at Home Group PLC	$96,500		$—		$—	$—	$54,382	$150,882		$1,797
NEXTAGE Co., Ltd.[3]	100,390		39,516		—	—	(5,906)	134,000		829
Watches of Switzerland Group PLC[2]	71,302		29,795		—	—	24,066	125,163		—
Jack in the Box, Inc.	93,084		—		—	—	16,990	110,074		1,106
MakeMyTrip, Ltd., non-registered shares[2]	119,017		1,749		—	—	(24,323)	96,443		—
Golden Entertainment, Inc.[2]	66,178		11,679		—	—	16,509	94,366		—
Domino’s Pizza Group PLC	60,604		2,475		—	—	26,228	89,307		—
Shoei Co., Ltd.	44,358		24,481		—	—	9,478	78,317		54
Auction Technology Group PLC[2]	76,577		—		—	—	(4,102)	72,475		—
Malibu Boats, Inc., Class A2	40,840		9,490		—	—	8,491	58,821		—
Victoria PLC[2]	33,462		11,467		—	—	10,674	55,603		—
Snow Peak, Inc.[3]	46,400		—		—	—	623	47,023		272
Musti Group OYJ	46,469		—		4,663	(5,825)	5,992	41,973		651
AcadeMedia AB	28,256		3,991		—	—	5,035	37,282		1,087
Beazer Homes USA, Inc.[2]	16,050		—		—	—	10,308	26,358		—
Traeger, Inc.[2]	14,732		2,892		—	—	7,837	25,461		—
Lojas Quero-Quero SA2	16,156		—		—	—	(3,954)	12,202		—
JOANN, Inc.[3]	18,068		—		—	—	(13,729)	4,339		—
BNN Technology PLC[2,4]	—	[7]	—		—	—	— [7]	—	[7]	—
Bajaj Electricals, Ltd.[12]	96,037		—		16,784	9,097	(21,258)	—		—
Bike24 Holding AG13	7,135		—		8,943	(44,529)	46,337	—		—
Everi Holdings, Inc.[2,12]	79,809		—		45,060	27,201	(22,758)	—		—
Helen of Troy, Ltd.[2,12]	139,040		14,057		46,938	(49,525)	45,792	—		—
Porch Group, Inc.[13]	12,420		—		6,553	(27,492)	21,625	—		—
								3,190,003
Information technology 5.21%
eMemory Technology, Inc.	227,400		—		19,984	(4,552)	173,702	376,566		—
Smartsheet, Inc., Class A2	218,334		55,691		—	—	98,391	372,416		—
ALTEN SA, non-registered shares	190,817		9,988		—	—	91,439	292,244		—
Global Unichip Corp.	183,868		—		60,502	11,974	121,858	257,198		—
Kulicke and Soffa Industries, Inc.	184,251		—		3,860	(1,904)	69,123	247,610		1,786
Fabrinet, non-registered shares[2]	183,194		—		6,966	(5)	44,735	220,958		—
Keywords Studios PLC	130,461		34,793		—	—	47,034	212,288		45
Nordic Semiconductor ASA[2]	112,390		59,670		—	—	14,553	186,613		—
Net One Systems Co., Ltd.[3]	99,485		32,545		—	—	27,831	159,861		1,855
SINBON Electronics Co., Ltd.	80,772		36,563		—	—	39,012	156,347		—
Socionext, Inc.[3]	—		64,786		—	—	84,105	148,891		2,877
Money Forward, Inc.[2]	75,953		4,573		13,716	(6,675)	58,627	118,762		—
Credo Technology Group Holding, Ltd.[2]	90,141		31,805		—	—	(15,465)	106,481		—
Dexerials Corp.[3]	116,270		—		—	—	(10,863)	105,407		1,360
PAR Technology Corp.[2,3]	63,196		—		—	—	9,480	72,676		—
Bytes Technology Group PLC	70,523		19,866		24,952	(14,740)	15,013	65,710		448
Tanla Platforms, Ltd.	87,331		—		—	—	(28,750)	58,581		—
Mastek, Ltd.	50,944		—		—	—	(5,736)	45,208		205
Crayon Group Holding ASA[2,3]	50,857		—		16,439	(25,120)	28,034	37,332		—
SmartCraft ASA, Class A2,3	18,628		—		—	—	7,192	25,820		—
Megaport, Ltd.[2,3]	44,425		—		—	—	(18,814)	25,611		—
Noventiq Holdings PLC (GDR)[2,4,8,11]	8,810		—		—	—	7,987	16,797		—
Noventiq Holdings PLC (GDR)[2,4,11]	8		—	[7]	—	—	8	16		—
Cherry SE2,3	7,364		—		214	(1,119)	2,239	8,270		—

18	SMALLCAP World Fund

Investments in affiliates1 (continued)

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2023 (000)	Dividend or interest income (000)
Extreme Networks, Inc.[2,12]	$113,015	$2,466	$94,439	$28,978	$16,831	$—	$—
MotorK, Ltd.[2,12]	5,468	—	3,008	(5,319)	5,922	—	—
WeCommerce Holdings, Ltd., Class A2,3,12	3,060	—	530	(3,448)	6,576	—	—
Zuken, Inc.[12]	44,123	241	21,328	(8,180)	8,671	—	136
						3,317,663
Health care 3.07%
Max Healthcare Institute, Ltd.[2]	335,885	10,149	46,057	5,930	18,150	324,057	—
Haemonetics Corp.[2]	303,065	3,713	85,469	9,558	21,890	252,757	—
CONMED Corp.	123,341	59,169	—	—	44,608	227,118	821
Revance Therapeutics, Inc.[2]	170,476	5,609	—	—	35,983	212,068	—
Xenon Pharmaceuticals, Inc.[2]	141,421	24,682	—	—	(1,597)	164,506	—
Tandem Diabetes Care, Inc.[2]	102,423	74,398	—	—	(14,545)	162,276	—
Amvis Holdings, Inc.	115,541	—	6,690	(2,851)	45,811	151,811	—
Genus PLC	64,841	41,556	—	—	16,795	123,192	1,128
Silk Road Medical, Inc.[2]	125,623	7,529	—	—	(17,064)	116,088	—
Zentalis Pharmaceuticals, Inc.[2]	14,794	69,829	—	—	(19,078)	65,545	—
Surgical Science Sweden AB2	43,622	—	—	—	9,715	53,337	—
Ocumension Therapeutics[2,3]	48,977	—	—	—	(530)	48,447	—
Jeisys Medical, Inc.	2,730	30,391	—	—	4,859	37,980	—
Nordhealth AS, Class A2,3	9,375	—	—	—	1,185	10,560	—
Precision BioSciences, Inc.[2]	8,730	—	—	—	(3,670)	5,060	—
Addus HomeCare Corp.[2,12]	89,421	—	26,212	(608)	10,994	—	—
Creo Medical Group PLC[2,3,12]	6,962	—	1,363	(7,583)	4,650	—	—
Medmix AG12	40,482	—	26,249	(40,247)	45,159	—	—
New Horizon Health, Ltd.[2,3,12]	42,209	—	19,715	(32,304)	62,042	—	—
						1,954,802
Financials 2.01%
Essent Group, Ltd.	197,178	120,203	—	—	27,244	344,625	3,432
IIFL Finance, Ltd.	99,987	27,325	—	—	41,219	168,531	1,367
360 ONE WAM, Ltd.[11]	98,842	61,477	—	—	(11,070)	149,249	2,385
Trupanion, Inc.[2,3]	190,990	2,840	11,766	(22,642)	(32,030)	127,392	—
Aavas Financiers, Ltd.[2]	165,167	6,849	—	—	(47,769)	124,247	—
Network International Holdings PLC[2]	108,706	45,558	14,846	(9,090)	(11,314)	119,014	—
Patria Investments, Ltd., Class A	90,226	—	—	—	12,099	102,325	3,312
AUB Group, Ltd.	62,367	5,134	—	—	26,396	93,897	628
Boku, Inc.[2,5]	25,379	—	—	—	9,300	34,679	—
Hellenic Exchanges - Athens Stock Exchange SA	10,361	—	—	—	4,575	14,936	—
Independent Bank Group, Inc.[12]	132,980	3,339	50,688	(23,475)	(7,201)	—	1,646
Seacoast Banking Corporation of Florida[12]	125,663	19,495	39,933	(10,540)	(20,030)	—	1,541
						1,278,895
Materials 1.48%
LANXESS AG	144,010	43,832	—	—	57,402	245,244	—
APL Apollo Tubes, Ltd.	198,170	3,132	—	—	30,802	232,104	—
Materion Corp.	9,723	102,144	—	—	40,597	152,464	197
Zeon Corp.[3]	—	127,194	—	—	7,328	134,522	1,721
FUJIMI INCORPORATED[3]	25,022	48,795	—	—	11,536	85,353	1,340
Toyo Gosei Co., Ltd.[3]	28,289	—	—	—	15,833	44,122	97
Aluflexpack AG2,3	23,652	—	—	—	3,459	27,111	—
Re:NewCell AB2,3	17,542	1,558	60	(100)	4,427	23,367	—

SMALLCAP World Fund	19

Investments in affiliates1 (continued)

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2023 (000)	Dividend or interest income (000)
Perimeter Solutions SA2,3,12	$94,450	$—	$42,125	$(10,661)	$10,961	$—	$—
Venator Materials PLC[13]	7,497	—	3,820	(18,180)	14,503	—	—
						944,287
Consumer staples 1.64%
Emmi AG	247,648	—	—	—	72,177	319,825	—
Simply Good Foods Co.[2]	184,598	3,897	—	—	44,975	233,470	—
Grocery Outlet Holding Corp.[2]	196,915	2,002	18,052	(3,143)	(26,473)	151,249	—
Shop Apotheke Europe NV, non-registered shares[2,3]	46,389	—	—	—	57,079	103,468	—
Milbon Co., Ltd.	104,902	—	—	—	(6,907)	97,995	814
Sovos Brands, Inc.[2]	71,925	4,150	—	—	13,295	89,370	—
Sok Marketler Ticaret AS, non-registered shares[2]	41,357	—	7,052	(969)	14,259	47,595	—
						1,042,972
Energy 0.55%
Vallourec SA2,3	96,289	39,204	—	—	26,780	162,273	—
Northern Oil and Gas, Inc.[3]	165,940	—	25,813	9,625	9,707	159,459	3,603
Savannah Energy PLC[2,3,4]	29,272	—	—	—	1,856	31,128	—
						352,860
Communication services 0.19%
Hemnet Group AB	32,459	34,268	—	—	18,875	85,602	—
Direct Marketing MIX, Inc.	27,521	13,018	—	—	(3,790)	36,749	374
Pebble Group PLC[13]	13,532	—	14,304	(4,473)	5,245	—	—
						122,351
Real estate 0.56%
Altus Group, Ltd.	117,322	9,447	9,062	(1,923)	38,298	154,082	801
DigitalBridge Group, Inc. REIT, Class A	96,429	21,141	3,346	(5,321)	(1,326)	107,577	173
JHSF Participações SA	65,466	1,028	—	—	(31,109)	35,385	1,785
SRE Holdings Corp.[2,3]	27,781	—	—	—	5,268	33,049	—
K-Fast Holding AB, Class B2,3	24,470	—	—	—	1,042	25,512	—
Genova Property Group AB2,12	10,794	—	—	—	1,482	—	—
						355,605
Utilities 0.00%
Mytrah Energy, Ltd.[2,4]	116	—	—	—	12	128	—
Total common stocks						17,219,406
Preferred securities 0.21%
Information technology 0.06%
Skyryse, Inc., Series B, preferred shares[2,4,5]	40,700	—	—	—	—	40,700	—
Industrials 0.00%
Einride AB, Series A, preferred shares[2,4,5,12]	547	—	—	—	(122)	—	—
Einride AB, Series B, preferred shares[2,4,5,12]	60,860	—	—	—	(13,575)	—	—
Relativity Space, Inc., Series D, preferred shares[2,4,5,12]	39,166	—	—	—	(7,824)	—	—
Relativity Space, Inc., Series E, preferred shares[2,4,5,12]	8,481	—	—	—	(1,695)	—	—
						—
Financials 0.13%
PPRO Holding GMBS, Series B, 8.00% preferred shares[2,4,5]	57,732	—	—	—	21,527	79,259	—
Health care 0.02%
Bluestar Genomics, Inc., Series C, 5.00% noncumulative preferred shares[2,4,5]	9,814	—	—	—	751	10,565	—
Total preferred securities						130,524

20	SMALLCAP World Fund

Investments in affiliates1 (continued)

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2023 (000)	Dividend or interest income (000)
Convertible stocks 0.02%
Information technology 0.02%
RealSelf, Inc., Series C, convertible preferred shares[4,5]	$10,163	$—	$—		$—	$347	$10,510	$—
Convertible bonds & notes 0.00%
Health care 0.00%
Bluestar Genomics, Inc., convertible notes, 8.00% 10/28/2025[4,5]	—	2,000	—		—	—	2,000	68
Industrials 0.00%
Einride AB, convertible notes, 7.00% 2/1/2023[13]	1,895	—	1,500		—	(395)	—	32
Total convertible bonds & notes							2,000
Short-term securities 6.18%
Money market investments 6.03%
Capital Group Central Cash Fund 4.86%[9]	4,775,818	2,769,761	3,705,464		(95)	570	3,840,590	86,282
Money market investments purchased with collateral from securities on loan 0.15%
Capital Group Central Cash Fund 4.86%[9,10]	290,972		192,774	[14]			98,198	—	[15]
Total short-term securities							3,938,788
Total 33.45%					$(248,571)	$3,386,523	$21,301,228	$150,243

Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
PPRO Holding GMBS, Series B, 8.00% preferred shares[1,2,4]	1/28/2021	$48,694	$79,259	.13%
Pine Labs Pte., Ltd.[2,4]	5/12/2021	28,710	37,957	.06
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[2,4]	5/12/2021	21,291	28,148	.04
Einride AB, Series B, preferred shares[2,4]	3/23/2021-5/6/2021	18,753	47,285	.07
Einride AB2,4	7/16/2021-2/1/2023	10,542	15,528	.03
Einride AB, Series A, preferred shares[2,4]	10/11/2021	312	425	.00	[16]
Dock, Ltd.[2,4]	10/19/2020	26,000	46,688	.07
Venture Global LNG, Inc., Series C2,4	5/1/2015	12,720	41,147	.07
Skyryse, Inc., Series B, preferred shares[1,2,4]	10/21/2021	40,700	40,700	.06
Laronde, Inc., Series B, 6.00% preferred shares[2,4]	8/10/2021	50,000	40,411	.06
Relativity Space, Inc., Series D, preferred shares[2,4]	11/20/2020	32,000	31,342	.05
Relativity Space, Inc., Series E, preferred shares[2,4]	5/27/2021	10,600	6,786	.01
PsiQuantum Corp., Series D, preferred shares[2,4]	5/28/2021	35,000	36,059	.06
Boku, Inc.[1,2]	2/11/2021-9/21/2021	48,584	34,679	.06
Outreach Corp., Series G, preferred shares[2,4]	5/27/2021	45,482	34,562	.05
QuintoAndar, Ltd., Series E-1, preferred shares[2,4]	12/20/2021	50,000	32,016	.05
TAE Technologies, Inc., Series G2, 4.00% cumulative convertible preferred shares[4]	7/7/2022	30,000	30,000	.05
KRY International AB, Series E, preferred shares[2,4]	5/13/2021	51,891	23,575	.04
KRY International AB, Series A2,4	5/13/2021	8,533	4,081	.00	[16]
SiFive, Inc., Series F, preferred shares[2,4]	3/16/2022	25,000	26,681	.04
ANDPAD, Inc., Series D, preferred shares[2,4]	6/30/2022	19,506	25,571	.04
ABL Space Systems Co., Series B, preferred shares[2,4]	3/24/2021	35,000	24,815	.04
StockX, Inc., Series E-1, preferred shares[2,4]	4/15/2021	20,000	11,380	.02
StockX, Inc.[2,4]	4/5/2021	14,682	8,285	.01
StockX, Inc., Series AA, preferred shares[2,4]	4/5/2021	5,203	2,936	.01

SMALLCAP World Fund	21

Restricted securities5 (continued)

	Acquisition date(s)	Cost (000)		Value (000)	Percent of net assets
StockX, Inc., Series B, preferred shares[2,4]	4/5/2021	$281		$159	.00%[16]
Yotpo, Ltd., Series F, preferred shares[2,4]	2/25/2021	18,329		11,999	.02
Yotpo, Ltd.[2,4]	3/16/2021	5,475		3,773	.01
Yotpo, Ltd., Series B, preferred shares[2,4]	3/16/2021	2,322		1,600	.00	[16]
Yotpo, Ltd., Series C, preferred shares[2,4]	3/16/2021	2,211		1,524	.00	[16]
Yotpo, Ltd., Series A-1, preferred shares[2,4]	3/16/2021	1,483		1,022	.00	[16]
Yotpo, Ltd., Series A, preferred shares[2,4]	3/16/2021	723		498	.00	[16]
Yotpo, Ltd., Series C-1, preferred shares[2,4]	3/16/2021	613		422	.00	[16]
Yotpo, Ltd., Series D, preferred shares[2,4]	3/16/2021	341		236	.00	[16]
Yotpo, Ltd., Series B-1, preferred shares[2,4]	3/16/2021	273		188	.00	[16]
WorkRise Technologies, Inc., Series E, preferred shares[2,4]	3/8/2021	40,000		20,979	.03
Patreon, Inc., Series E, preferred shares[2,4]	9/1/2020	11,944		13,852	.02
Patreon, Inc., Class B2,4	10/26/2020-10/27/2020	3,255		3,769	.01
Patreon, Inc., Series Seed, preferred shares[2,4]	9/16/2020	2,790		3,236	.00	[16]
Cava Group, Inc., Series F, preferred shares[2,4]	3/26/2021	25,000		20,602	.03
InSilico Medicine Cayman TopCo, Series D, preferred shares[2,4]	5/13/2022-7/18/2022	23,685		19,325	.03
DPC Dash, Ltd.[2]	12/6/2021	15,000		13,703	.02
Bluestar Genomics, Inc., Series C, 5.00% noncumulative preferred shares[1,2,4]	4/26/2021	15,101		10,565	.02
Bluestar Genomics, Inc., convertible notes, 8.00% 10/28/2025[1,4]	12/1/2022	2,000		2,000	.00	[16]
RealSelf, Inc., Series C, convertible preferred shares[1,4]	4/18/2018	19,000		10,510	.02
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4]	2/18/2022	12,179		8,040	.01
Artiva Biotherapeutics, Inc., Series B, preferred shares[2,4]	2/24/2021	7,000		6,414	.01
Kandou Holding SA, Series D, preferred shares[2,4]	11/17/2021	15,000		4,779	.01
Foursquare Labs, Inc., Series A2,4	12/3/2013	20,000		2,739	.01
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033[2,4]	12/3/2013	—	[7]	21	.00	[16]
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[2,4]	2/7/2020	9,000		294	.00	[16]
Total		$942,208		$872,565	1.37%

[1]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $1,015,555,000, which represented 1.59% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Value determined using significant unobservable inputs.
[5]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $872,565,000, which represented 1.37% of the net assets of the fund.
[6]	Security has been authorized but has not yet been issued.
[7]	Amount less than one thousand.
[8]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $163,417,000, which represented .26% of the net assets of the fund.
[9]	Rate represents the seven-day yield at 3/31/2023.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	This security changed its name during the reporting period.
[12]	Affiliated issuer during the reporting period but no longer an affiliate at 3/31/2023. Refer to the investment portfolio for the security value at 3/31/2023.
[13]	Affiliated issuer during the reporting period but no longer held at 3/31/2023.
[14]	Represents net activity. Refer to Note 5 for more information on securities lending.
[15]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[16]	Amount less than .01%.

22	SMALLCAP World Fund

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
NOK = Norwegian kroner
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
USD = U.S. dollars

Refer to the notes to financial statements.

SMALLCAP World Fund	23

Financial statements

Statement of assets and liabilities at March 31, 2023	unaudited (dollars in thousands)

Assets:
Investment securities, at value (includes $1,015,555 of investment securities on loan):
Unaffiliated issuers (cost: $32,814,783)	$42,931,128
Affiliated issuers (cost: $18,224,495)	21,301,228	$64,232,356
Cash		17,064
Cash denominated in currencies other than U.S. dollars (cost: $7,545)		7,523
Receivables for:
Sales of investments	147,315
Sales of fund’s shares	48,374
Dividends and interest	83,509
Other	203	279,401
		64,536,344
Liabilities:
Collateral for securities on loan		534,167
Payables for:
Purchases of investments	150,868
Repurchases of fund’s shares	33,943
Investment advisory services	32,186
Services provided by related parties	10,629
Directors’ deferred compensation	4,087
Non-U.S. taxes	94,650
Other	2,392	328,755
Net assets at March 31, 2023		$63,673,422

Net assets consist of:
Capital paid in on shares of capital stock		$52,149,737
Total distributable earnings		11,523,685
Net assets at March 31, 2023		$63,673,422

Refer to the notes to financial statements.

24	SMALLCAP World Fund

Financial statements (continued)

Statement of assets and liabilities at March 31, 2023 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 2,000,000 shares,
$.01 par value (1,052,977 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$26,201,354	438,857		$59.70
Class C	392,367	8,088		48.51
Class T	12	—	*	60.52
Class F-1	490,308	8,349		58.73
Class F-2	8,310,781	135,226		61.46
Class F-3	4,859,952	79,620		61.04
Class 529-A	1,550,966	26,411		58.72
Class 529-C	43,609	880		49.56
Class 529-E	53,272	951		56.01
Class 529-T	16	—	*	60.37
Class 529-F-1	10	—	*	60.25
Class 529-F-2	223,914	3,735		59.94
Class 529-F-3	10	—	*	60.02
Class R-1	27,780	549		50.56
Class R-2	452,061	8,932		50.61
Class R-2E	30,395	527		57.63
Class R-3	643,283	11,544		55.73
Class R-4	625,065	10,563		59.18
Class R-5E	166,932	2,766		60.35
Class R-5	309,989	4,944		62.70
Class R-6	19,291,346	311,035		62.02

*	Amount less than one thousand.

Refer to the notes to financial statements.

SMALLCAP World Fund	25

Financial statements (continued)

Statement of operations for the six months ended March 31, 2023	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $14,676; also includes $150,143 from affiliates)	$364,421
Securities lending income (net of fees)	16,670
Interest (includes $100 from affiliates)	8,576	$389,667
Fees and expenses*:
Investment advisory services	185,635
Distribution services	40,322
Transfer agent services	26,608
Administrative services	9,166
529 plan services	551
Reports to shareholders	1,211
Registration statement and prospectus	1,650
Directors’ compensation	226
Auditing and legal	94
Custodian	2,356
State and local taxes	1
Other	659	268,479
Net investment income		121,188

Net realized loss and unrealized appreciation:
Net realized loss on:
Investments (net of non-U.S. taxes of $12,623):
Unaffiliated issuers	(300,546)
Affiliated issuers	(248,571)
Currency transactions	(2,140)	(551,257)
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $90,005):
Unaffiliated issuers	5,318,656
Affiliated issuers	3,386,523
Currency translations	1,338	8,706,517
Net realized loss and unrealized appreciation		8,155,260

Net increase in net assets resulting from operations		$8,276,448

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

26	SMALLCAP World Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended March 31, 2023*	Year ended September 30, 2022
Operations:
Net investment income	$121,188	$66,217
Net realized loss	(551,257)	(453,940)
Net unrealized appreciation (depreciation)	8,706,517	(29,397,182)
Net increase (decrease) in net assets resulting from operations	8,276,448	(29,784,905)

Distributions paid to shareholders	(90,904)	(6,882,670)

Net capital share transactions	(92,266)	11,033,527

Total increase (decrease) in net assets	8,093,278	(25,634,048)

Net assets:
Beginning of period	55,580,144	81,214,192
End of period	$63,673,422	$55,580,144

*	Unaudited.

Refer to the notes to financial statements.

SMALLCAP World Fund	27

Notes to financial statements	unaudited

1. Organization

SMALLCAP World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

28	SMALLCAP World Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

SMALLCAP World Fund	29

Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Industrials	$5,502,226	$7,877,785	$15,528		$13,395,539
Consumer discretionary	6,478,530	4,550,971	8,285		11,037,786
Information technology	4,875,087	4,483,888	73,782		9,432,757
Health care	6,053,540	2,520,178	4,081		8,577,799
Financials	3,411,324	3,107,961	37,957		6,557,242
Materials	892,503	1,713,653	—		2,606,156
Consumer staples	900,652	1,324,629	—		2,225,281
Energy	1,411,667	397,218	72,275		1,881,160
Communication services	973,978	714,160	—	[1]	1,688,138
Real estate	743,545	372,295	—		1,115,840
Utilities	263,560	261,201	128		524,889
Preferred securities	47,481	—	609,645		657,126
Rights & warrants	91	107,224	21		107,336
Convertible stocks	—	—	48,550		48,550
Convertible bonds & notes	—	—	2,000		2,000
Short-term securities	4,374,757	—	—		4,374,757
Total	$35,928,941	$27,431,163	$872,252		$64,232,356

[1]	Amount less than one thousand.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended March 31, 2023 (dollars in thousands):

	Beginning value at 10/1/2022	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 3/31/2023
Investment securities	$898,553	$29,271	$3,604	$(4,255)	$(13,635)	$(30,322)	$(10,964)	$872,252

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2023								$(16,473)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[3]	Net realized loss and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

30	SMALLCAP World Fund

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 3/31/2023	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$212,036	Market comparable companies	Price/Cash flow multiple	5.8x	5.8x	Increase
			EV/Gross Profit multiple	18.7x	18.7x	Increase
			EV/Sales multiple	2.7x - 8.1x	6.6x	Increase
			Net adjustment (decrease) based on movement of market comparables	27% - 74%	34%	Decrease

			DLOM	18% - 30%	19%	Decrease
		Market approach	DLOM	30%	30%	Decrease
			Transaction price	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable

Preferred securities	609,645	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount to transaction price	30% - 53%	41%	Decrease
		Discounted cash flow	WACC	10% - 20%	14%	Decrease
			Risk discount	10% - 95%	46%	Decrease
		Market comparable companies	EV/Sales multiple	1.5x - 16.0x	8.4x	Increase
			EV/Gross Profit multiple	7.5x - 18.7x	15.5x	Increase
			Price/Sales multiple	12.4x	12.4x	Increase
			Net adjustment (decrease) based on movement of market comparables	3% - 74%	42%	Decrease

			Net adjustment (increase) based on movement of market comparables	10% - 40%	24%	Increase

			DLOM	10% - 30%	17%	Decrease
		Inputs to market comparables and discounted cash flow	Weight ascribed to market comparables	50%	50%	Not applicable
			Weight ascribed to discounted cash flow	50%	50%	Not applicable
Rights & warrants	21	Black-Scholes	Underlying share price	Not applicable	Not applicable	Not applicable
			Implied volatility	30%	30%	Increase
Convertible stocks	48,550	Market comparable companies	EV/Sales multiple	2.8x - 5.6x	4.4x	Increase
			Net adjustment (decrease) based on movement of market comparables	33%	33%	Decrease

			DLOM	17%	17%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Convertible bonds & notes	2,000	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Total	$872,252

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

DLOM = Discount for lack of marketability

EV = Enterprise value

WACC = Weighted average cost of capital

SMALLCAP World Fund	31

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S.. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

32	SMALLCAP World Fund

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of March 31, 2023, the total value of securities on loan was $1,015,555,000, and the total value of collateral received was $1,087,792,000. Collateral received includes cash of $534,167,000 and U.S. government securities of $553,625,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

SMALLCAP World Fund	33

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Late year ordinary loss deferral*	$(44,671)
Post-October capital loss deferral*	(846,540)

*	These deferrals are considered incurred in the subsequent year.

As of March 31, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$17,457,842
Gross unrealized depreciation on investments	(4,442,787)
Net unrealized appreciation on investments	13,015,055
Cost of investments	51,217,301

34	SMALLCAP World Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended March 31, 2023					Year ended September 30, 2022
				Total				Total
	Ordinary		Long-term	distributions		Ordinary	Long-term	distributions
Share class	income		capital gains	paid		income	capital gains	paid
Class A	$—		$—	$—		$—	$3,186,223	$3,186,223
Class C	—		—	—		—	69,187	69,187
Class T	—	†	—	—	†	—	2	2
Class F-1	—		—	—		—	66,368	66,368
Class F-2	16,318		—	16,318		—	892,658	892,658
Class F-3	14,319		—	14,319		—	458,716	458,716
Class 529-A	—		—	—		—	189,038	189,038
Class 529-C	—		—	—		—	8,227	8,227
Class 529-E	—		—	—		—	7,066	7,066
Class 529-T	—	†	—	—	†	—	2	2
Class 529-F-1	—	†	—	—	†	—	1	1
Class 529-F-2	477		—	477		—	23,295	23,295
Class 529-F-3	—	†	—	—	†	—	1	1
Class R-1	—		—	—		—	3,472	3,472
Class R-2	—		—	—		—	67,127	67,127
Class R-2E	—		—	—		—	4,067	4,067
Class R-3	—		—	—		—	85,499	85,499
Class R-4	—		—	—		—	81,892	81,892
Class R-5E	270		—	270		—	16,013	16,013
Class R-5	773		—	773		—	39,887	39,887
Class R-6	58,747		—	58,747		—	1,683,929	1,683,929
Total	$90,904		$—	$90,904		$—	$6,882,670	$6,882,670

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.585% on such assets in excess of $71 billion. On September 13, 2022, the fund’s board of directors approved an amended investment advisory and service agreement effective December 1, 2022, decreasing the annual rate to 0.583% on daily net assets in excess of $89 billion. For the six months ended March 31, 2023, the investment advisory services fees were $185,635,000, which were equivalent to an annualized rate of 0.608% of average daily net assets.

SMALLCAP World Fund	35

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended March 31, 2023, the 529 plan services fees were $551,000, which were equivalent to 0.061% of the average daily net assets of each 529 share class.

36	SMALLCAP World Fund

For the six months ended March 31, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$31,404	$18,508		$3,838		Not applicable
Class C	1,970	288		60		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	591	423		73		Not applicable
Class F-2	Not applicable	4,351		1,201		Not applicable
Class F-3	Not applicable	18		667		Not applicable
Class 529-A	1,760	1,018		226		$457
Class 529-C	226	31		7		14
Class 529-E	130	15		8		16
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	44		32		64
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	133	13		4		Not applicable
Class R-2	1,662	784		66		Not applicable
Class R-2E	88	30		4		Not applicable
Class R-3	1,580	486		95		Not applicable
Class R-4	778	321		93		Not applicable
Class R-5E	Not applicable	121		24		Not applicable
Class R-5	Not applicable	82		46		Not applicable
Class R-6	Not applicable	75		2,722		Not applicable
Total class-specific expenses	$40,322	$26,608		$9,166		$551

*	Amount less than one thousand.

Directors deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $226,000 in the fund’s statement of operations reflects $141,000 in current fees (either paid in cash or deferred) and a net increase of $85,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $157,240,000 and $72,962,000, respectively, which generated $23,558,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2023.

SMALLCAP World Fund	37

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended March 31, 2023.

9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of						Net (decrease)
	Sales*		distributions				Repurchases*		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2023

Class A	$763,876	13,179	$—		—		$(1,571,649)	(27,361)	$(807,773)	(14,182)
Class C	21,986	467	—		—		(60,936)	(1,298)	(38,950)	(831)
Class T	—	—	—		—		—	—	—	—
Class F-1	13,524	238	—		—		(43,455)	(769)	(29,931)	(531)
Class F-2	870,089	14,613	15,913		272		(958,361)	(16,182)	(72,359)	(1,297)
Class F-3	857,183	14,379	14,216		244		(490,573)	(8,348)	380,826	6,275
Class 529-A	65,972	1,158	—		—		(95,425)	(1,680)	(29,453)	(522)
Class 529-C	4,009	84	—		—		(10,841)	(227)	(6,832)	(143)
Class 529-E	2,180	40	—		—		(3,746)	(69)	(1,566)	(29)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	21,065	364	477		8		(16,028)	(278)	5,514	94
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	1,703	34	—		—		(1,309)	(26)	394	8
Class R-2	36,342	740	—		—		(54,979)	(1,132)	(18,637)	(392)
Class R-2E	3,373	61	—		—		(3,431)	(62)	(58)	(1)
Class R-3	52,098	969	—		—		(80,912)	(1,514)	(28,814)	(545)
Class R-4	33,686	589	—		—		(76,289)	(1,344)	(42,603)	(755)
Class R-5E	21,469	368	270		5		(13,918)	(237)	7,821	136
Class R-5	14,758	243	772		13		(35,028)	(584)	(19,498)	(328)
Class R-6	1,048,590	17,506	58,382		987		(497,319)	(8,146)	609,653	10,347
Total net increase (decrease)	$3,831,903	65,032	$90,030		1,529		$(4,014,199)	(69,257)	$(92,266)	(2,696)

Refer to the end of the table for footnotes.

38	SMALLCAP World Fund

			Reinvestments of					Net increase
	Sales*		distributions			Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2022

Class A	$2,421,112	34,645	$3,146,250	40,871		$(3,690,285)	(54,443)	$1,877,077	21,073
Class C	66,264	1,160	68,902	1,091		(167,718)	(2,984)	(32,552)	(733)
Class T	—	—	—	—		—	—	—	—
Class F-1	45,086	654	65,695	867		(117,196)	(1,743)	(6,415)	(222)
Class F-2	2,927,107	41,641	870,184	10,996		(2,324,879)	(34,030)	1,472,412	18,607
Class F-3	1,624,182	23,394	457,164	5,818		(1,066,551)	(15,796)	1,014,795	13,416
Class 529-A	168,539	2,448	189,018	2,495		(243,193)	(3,640)	114,364	1,303
Class 529-C	10,188	176	8,226	127		(27,532)	(469)	(9,118)	(166)
Class 529-E	4,479	68	7,065	98		(9,950)	(153)	1,594	13
Class 529-T	—	—	2	—	†	—	—	2	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	50,316	727	23,290	302		(34,329)	(493)	39,277	536
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	5,640	100	3,379	51		(4,431)	(77)	4,588	74
Class R-2	94,180	1,611	67,065	1,018		(162,921)	(2,679)	(1,676)	(50)
Class R-2E	8,789	130	4,067	55		(13,993)	(212)	(1,137)	(27)
Class R-3	139,524	2,147	85,413	1,184		(198,862)	(3,008)	26,075	323
Class R-4	125,246	1,809	81,883	1,073		(197,736)	(2,848)	9,393	34
Class R-5E	54,982	776	16,010	206		(32,097)	(463)	38,895	519
Class R-5	45,010	629	39,865	494		(98,277)	(1,389)	(13,402)	(266)
Class R-6	5,496,061	76,309	1,675,414	20,985		(672,122)	(9,916)	6,499,353	87,378
Total net increase (decrease)	$13,286,705	188,424	$6,808,894	87,731		$(9,062,072)	(134,343)	$11,033,527	141,812

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $11,000,813,000 and $7,878,128,000, respectively, during the six months ended March 31, 2023.

SMALLCAP World Fund	39

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
3/31/2023[5,6]	$51.99	$.06	$7.65	$7.71	$—	$—	$—	$59.70	14.83%[7]	$26,201		1.05%[8]		1.05%[8]		.23%[8]
9/30/2022	88.19	(.04)	(28.76)	(28.80)	—	(7.40)	(7.40)	51.99	(35.39)	23,553		1.01		1.01		(.05)
9/30/2021	66.23	(.37)	23.60	23.23	—	(1.27)	(1.27)	88.19	35.35	38,095		1.02		1.02		(.44)
9/30/2020	55.24	(.15)	13.63	13.48	—	(2.49)	(2.49)	66.23	24.98	27,781		1.06		1.06		(.25)
9/30/2019	60.19	.05	(1.69)	(1.64)	—	(3.31)	(3.31)	55.24	(1.37)	23,203		1.06		1.06		.09
9/30/2018	55.60	.04	7.05	7.09	—	(2.50)	(2.50)	60.19	13.13	24,203		1.04		1.04		.06
Class C:
3/31/2023[5,6]	42.40	(.12)	6.23	6.11	—	—	—	48.51	14.41 [7]	392		1.79	[8]	1.79	[8]	(.52)[8]
9/30/2022	73.86	(.46)	(23.60)	(24.06)	—	(7.40)	(7.40)	42.40	(35.86)	378		1.75		1.75		(.81)
9/30/2021	56.04	(.82)	19.91	19.09	—	(1.27)	(1.27)	73.86	34.36	713		1.75		1.75		(1.18)
9/30/2020	47.42	(.48)	11.59	11.11	—	(2.49)	(2.49)	56.04	24.07	575		1.79		1.79		(.97)
9/30/2019	52.63	(.32)	(1.58)	(1.90)	—	(3.31)	(3.31)	47.42	(2.13)	673		1.82		1.82		(.68)
9/30/2018	49.30	(.38)	6.21	5.83	—	(2.50)	(2.50)	52.63	12.23	807		1.83		1.83		(.74)
Class T:
3/31/2023[5,6]	52.73	.14	7.77	7.91	(.12)	—	(.12)	60.52	14.99 [7,9]	—	[10]	.78	[8,9]	.78	[8,9]	.50 [8,9]
9/30/2022	89.14	.13	(29.14)	(29.01)	—	(7.40)	(7.40)	52.73	(35.21)[9]	—	[10]	.76	[9]	.76	[9]	.19 [9]
9/30/2021	66.78	(.18)	23.81	23.63	—	(1.27)	(1.27)	89.14	35.64 [9]	—	[10]	.79	[9]	.79	[9]	(.21)[9]
9/30/2020	55.54	— [11]	13.73	13.73	—	(2.49)	(2.49)	66.78	25.30 [9]	—	[10]	.81	[9]	.81	[9]	— [9,12]
9/30/2019	60.35	.18	(1.68)	(1.50)	—	(3.31)	(3.31)	55.54	(1.14)[9]	—	[10]	.82	[9]	.82	[9]	.33 [9]
9/30/2018	55.64	.15	7.06	7.21	—	(2.50)	(2.50)	60.35	13.36 [9]	—	[10]	.85	[9]	.85	[9]	.25 [9]
Class F-1:
3/31/2023[5,6]	51.14	.06	7.53	7.59	—	—	—	58.73	14.82 [7]	490		1.08	[8]	1.08	[8]	.20 [8]
9/30/2022	86.92	(.07)	(28.31)	(28.38)	—	(7.40)	(7.40)	51.14	(35.41)	454		1.05		1.05		(.10)
9/30/2021	65.31	(.39)	23.27	22.88	—	(1.27)	(1.27)	86.92	35.31	791		1.05		1.05		(.48)
9/30/2020	54.51	(.15)	13.44	13.29	—	(2.49)	(2.49)	65.31	24.96	731		1.08		1.08		(.26)
9/30/2019	59.47	.03	(1.68)	(1.65)	—	(3.31)	(3.31)	54.51	(1.43)	703		1.10		1.10		.05
9/30/2018	55.00	— [11]	6.97	6.97	—	(2.50)	(2.50)	59.47	13.06	770		1.09		1.09		.01
Class F-2:
3/31/2023[5,6]	53.55	.15	7.88	8.03	(.12)	—	(.12)	61.46	15.01 [7]	8,311		.77	[8]	.77	[8]	.51 [8]
9/30/2022	90.40	.14	(29.59)	(29.45)	—	(7.40)	(7.40)	53.55	(35.23)	7,311		.76		.76		.20
9/30/2021	67.69	(.15)	24.13	23.98	—	(1.27)	(1.27)	90.40	35.69	10,659		.76		.76		(.18)
9/30/2020	56.26	.01	13.91	13.92	—	(2.49)	(2.49)	67.69	25.32	6,608		.79		.79		.02
9/30/2019	61.07	.20	(1.70)	(1.50)	—	(3.31)	(3.31)	56.26	(1.12)	4,909		.80		.80		.36
9/30/2018	56.24	.20	7.13	7.33	—	(2.50)	(2.50)	61.07	13.41	4,459		.78		.78		.34
Class F-3:
3/31/2023[5,6]	53.22	.18	7.83	8.01	(.19)	—	(.19)	61.04	15.05 [7]	4,860		.66	[8]	.66	[8]	.62 [8]
9/30/2022	89.80	.22	(29.40)	(29.18)	—	(7.40)	(7.40)	53.22	(35.14)	3,904		.65		.65		.32
9/30/2021	67.18	(.07)	23.96	23.89	—	(1.27)	(1.27)	89.80	35.83	5,382		.66		.66		(.08)
9/30/2020	55.80	.07	13.80	13.87	—	(2.49)	(2.49)	67.18	25.44	3,065		.68		.68		.12
9/30/2019	60.54	.25	(1.68)	(1.43)	—	(3.31)	(3.31)	55.80	(1.02)	2,153		.70		.70		.46
9/30/2018	55.74	.24	7.06	7.30	—	(2.50)	(2.50)	60.54	13.49	1,856		.71		.71		.41
Class 529-A:
3/31/2023[5,6]	51.14	.05	7.53	7.58	—	—	—	58.72	14.80 [7]	1,551		1.09	[8]	1.09	[8]	.19 [8]
9/30/2022	86.91	(.05)	(28.32)	(28.37)	—	(7.40)	(7.40)	51.14	(35.40)	1,378		1.04		1.04		(.08)
9/30/2021	65.29	(.38)	23.27	22.89	—	(1.27)	(1.27)	86.91	35.31	2,227		1.04		1.04		(.47)
9/30/2020	54.51	(.16)	13.43	13.27	—	(2.49)	(2.49)	65.29	24.95	1,662		1.09		1.09		(.28)
9/30/2019	59.47	.02	(1.67)	(1.65)	—	(3.31)	(3.31)	54.51	(1.43)	1,337		1.12		1.12		.03
9/30/2018	55.01	— [11]	6.96	6.96	—	(2.50)	(2.50)	59.47	13.05	1,430		1.11		1.11		— [12]

Refer to the end of the table for footnotes.

40	SMALLCAP World Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
3/31/2023[5,6]	$43.33	$(.14)	$6.37	$6.23	$—	$—	$—	$49.56	14.38%[7]	$44		1.86%[8]		1.86%[8]		(.59)%[8]
9/30/2022	75.34	(.51)	(24.10)	(24.61)	—	(7.40)	(7.40)	43.33	(35.90)	44		1.81		1.81		(.87)
9/30/2021	57.17	(.86)	20.30	19.44	—	(1.27)	(1.27)	75.34	34.30	89		1.79		1.79		(1.22)
9/30/2020	48.35	(.49)	11.80	11.31	—	(2.49)	(2.49)	57.17	24.02	86		1.84		1.84		(.99)
9/30/2019	53.60	(.34)	(1.60)	(1.94)	—	(3.31)	(3.31)	48.35	(2.17)	185		1.86		1.86		(.72)
9/30/2018	50.18	(.42)	6.34	5.92	—	(2.50)	(2.50)	53.60	12.19	230		1.88		1.88		(.81)
Class 529-E:
3/31/2023[5,6]	48.83	— [11]	7.18	7.18	—	—	—	56.01	14.70 [7]	53		1.27	[8]	1.27	[8]	— [8,12]
9/30/2022	83.48	(.19)	(27.06)	(27.25)	—	(7.40)	(7.40)	48.83	(35.53)	48		1.25		1.25		(.29)
9/30/2021	62.89	(.53)	22.39	21.86	—	(1.27)	(1.27)	83.48	35.04	81		1.26		1.26		(.68)
9/30/2020	52.68	(.26)	12.96	12.70	—	(2.49)	(2.49)	62.89	24.70	62		1.28		1.28		(.47)
9/30/2019	57.73	(.09)	(1.65)	(1.74)	—	(3.31)	(3.31)	52.68	(1.64)	58		1.31		1.31		(.17)
9/30/2018	53.57	(.12)	6.78	6.66	—	(2.50)	(2.50)	57.73	12.82	64		1.32		1.32		(.22)
Class 529-T:
3/31/2023[5,6]	52.59	.13	7.74	7.87	(.09)	—	(.09)	60.37	14.96 [7,9]	—	[10]	.83	[8,9]	.83	[8,9]	.44 [8,9]
9/30/2022	88.95	.10	(29.06)	(28.96)	—	(7.40)	(7.40)	52.59	(35.24)[9]	—	[10]	.81	[9]	.81	[9]	.15 [9]
9/30/2021	66.67	(.22)	23.77	23.55	—	(1.27)	(1.27)	88.95	35.60 [9]	—	[10]	.84	[9]	.84	[9]	(.26)[9]
9/30/2020	55.49	(.03)	13.70	13.67	—	(2.49)	(2.49)	66.67	25.21 [9]	—	[10]	.85	[9]	.85	[9]	(.05)[9]
9/30/2019	60.32	.15	(1.67)	(1.52)	—	(3.31)	(3.31)	55.49	(1.17)[9]	—	[10]	.87	[9]	.87	[9]	.28 [9]
9/30/2018	55.63	.13	7.06	7.19	—	(2.50)	(2.50)	60.32	13.30 [9]	—	[10]	.88	[9]	.88	[9]	.22 [9]
Class 529-F-1:
3/31/2023[5,6]	52.48	.11	7.71	7.82	(.05)	—	(.05)	60.25	14.91 [7,9]	—	[10]	.89	[8,9]	.89	[8,9]	.38 [8,9]
9/30/2022	88.82	.06	(29.00)	(28.94)	—	(7.40)	(7.40)	52.48	(35.28)[9]	—	[10]	.87	[9]	.87	[9]	.09 [9]
9/30/2021	66.57	(.29)	23.81	23.52	—	(1.27)	(1.27)	88.82	35.60 [9]	—	[10]	.80	[9]	.80	[9]	(.42)[9]
9/30/2020	55.41	(.03)	13.68	13.65	—	(2.49)	(2.49)	66.57	25.21	181		.86		.86		(.05)
9/30/2019	60.26	.15	(1.69)	(1.54)	—	(3.31)	(3.31)	55.41	(1.22)	146		.88		.88		.27
9/30/2018	55.58	.13	7.05	7.18	—	(2.50)	(2.50)	60.26	13.31	136		.89		.89		.22
Class 529-F-2:
3/31/2023[5,6]	52.24	.15	7.68	7.83	(.13)	—	(.13)	59.94	14.99 [7]	224		.76	[8]	.76	[8]	.52 [8]
9/30/2022	88.37	.14	(28.87)	(28.73)	—	(7.40)	(7.40)	52.24	(35.22)	190		.76		.76		.21
9/30/2021[5,13]	65.50	(.16)	24.30	24.14	—	(1.27)	(1.27)	88.37	37.11 [7]	274		.80	[8]	.80	[8]	(.21)[8]
Class 529-F-3:
3/31/2023[5,6]	52.32	.16	7.69	7.85	(.15)	—	(.15)	60.02	15.02 [7]	—	[10]	.73	[8]	.73	[8]	.54 [8]
9/30/2022	88.45	.17	(28.90)	(28.73)	—	(7.40)	(7.40)	52.32	(35.19)	—	[10]	.71		.71		.25
9/30/2021[5,13]	65.50	(.09)	24.31	24.22	—	(1.27)	(1.27)	88.45	37.23 [7]	—	[10]	.76	[8]	.71	[8]	(.12)[8]
Class R-1:
3/31/2023[5,6]	44.18	(.12)	6.50	6.38	—	—	—	50.56	14.44 [7]	28		1.75	[8]	1.75	[8]	(.48)[8]
9/30/2022	76.62	(.45)	(24.59)	(25.04)	—	(7.40)	(7.40)	44.18	(35.86)	24		1.74		1.74		(.77)
9/30/2021	58.09	(.85)	20.65	19.80	—	(1.27)	(1.27)	76.62	34.35	36		1.75		1.75		(1.18)
9/30/2020	49.08	(.50)	12.00	11.50	—	(2.49)	(2.49)	58.09	24.07	28		1.79		1.79		(.98)
9/30/2019	54.32	(.33)	(1.60)	(1.93)	—	(3.31)	(3.31)	49.08	(2.12)	24		1.82		1.82		(.68)
9/30/2018	50.79	(.38)	6.41	6.03	—	(2.50)	(2.50)	54.32	12.26	30		1.81		1.81		(.72)

Refer to the end of the table for footnotes.

SMALLCAP World Fund	41

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
3/31/2023[5,6]	$44.23	$(.12)	$6.50	$6.38	$—	$—	$—	$50.61	14.42%[7]	$452	1.76%[8]		1.76%[8]		(.49)%[8]
9/30/2022	76.71	(.48)	(24.60)	(25.08)	—	(7.40)	(7.40)	44.23	(35.87)	412	1.76		1.76		(.81)
9/30/2021	58.16	(.85)	20.67	19.82	—	(1.27)	(1.27)	76.71	34.37	719	1.75		1.75		(1.17)
9/30/2020	49.12	(.49)	12.02	11.53	—	(2.49)	(2.49)	58.16	24.09	588	1.78		1.78		(.97)
9/30/2019	54.36	(.31)	(1.62)	(1.93)	—	(3.31)	(3.31)	49.12	(2.12)	542	1.79		1.79		(.65)
9/30/2018	50.82	(.37)	6.41	6.04	—	(2.50)	(2.50)	54.36	12.28	619	1.79		1.79		(.70)
Class R-2E:
3/31/2023[5,6]	50.29	(.05)	7.39	7.34	—	—	—	57.63	14.60 [7]	31	1.46	[8]	1.46	[8]	(.19)[8]
9/30/2022	85.92	(.34)	(27.89)	(28.23)	—	(7.40)	(7.40)	50.29	(35.67)	27	1.46		1.46		(.51)
9/30/2021	64.83	(.71)	23.07	22.36	—	(1.27)	(1.27)	85.92	34.76	48	1.46		1.46		(.88)
9/30/2020	54.34	(.38)	13.36	12.98	—	(2.49)	(2.49)	64.83	24.46	35	1.48		1.48		(.67)
9/30/2019	59.52	(.18)	(1.69)	(1.87)	—	(3.31)	(3.31)	54.34	(1.82)	28	1.50		1.50		(.34)
9/30/2018	55.26	(.22)	6.98	6.76	—	(2.50)	(2.50)	59.52	12.61	24	1.50		1.50		(.38)
Class R-3:
3/31/2023[5,6]	48.59	(.01)	7.15	7.14	—	—	—	55.73	14.69 [7]	643	1.31	[8]	1.31	[8]	(.04)[8]
9/30/2022	83.16	(.23)	(26.94)	(27.17)	—	(7.40)	(7.40)	48.59	(35.58)	587	1.31		1.31		(.35)
9/30/2021	62.68	(.57)	22.32	21.75	—	(1.27)	(1.27)	83.16	34.95	978	1.31		1.31		(.73)
9/30/2020	52.54	(.28)	12.91	12.63	—	(2.49)	(2.49)	62.68	24.65	806	1.33		1.33		(.52)
9/30/2019	57.60	(.10)	(1.65)	(1.75)	—	(3.31)	(3.31)	52.54	(1.67)	757	1.34		1.34		(.20)
9/30/2018	53.47	(.14)	6.77	6.63	—	(2.50)	(2.50)	57.60	12.79	852	1.35		1.35		(.25)
Class R-4:
3/31/2023[5,6]	51.52	.07	7.59	7.66	—	—	—	59.18	14.87 [7]	625	1.01	[8]	1.01	[8]	.26 [8]
9/30/2022	87.46	(.04)	(28.50)	(28.54)	—	(7.40)	(7.40)	51.52	(35.38)	583	1.01		1.01		(.05)
9/30/2021	65.68	(.35)	23.40	23.05	—	(1.27)	(1.27)	87.46	35.37	987	1.01		1.01		(.43)
9/30/2020	54.78	(.12)	13.51	13.39	—	(2.49)	(2.49)	65.68	25.03	835	1.02		1.02		(.21)
9/30/2019	59.71	.06	(1.68)	(1.62)	—	(3.31)	(3.31)	54.78	(1.37)	791	1.04		1.04		.11
9/30/2018	55.18	.03	7.00	7.03	—	(2.50)	(2.50)	59.71	13.13	894	1.04		1.04		.05
Class R-5E:
3/31/2023[5,6]	52.58	.14	7.73	7.87	(.10)	—	(.10)	60.35	14.95 [7]	167	.81	[8]	.81	[8]	.47 [8]
9/30/2022	88.94	.11	(29.07)	(28.96)	—	(7.40)	(7.40)	52.58	(35.24)	138	.81		.81		.17
9/30/2021	66.64	(.19)	23.76	23.57	—	(1.27)	(1.27)	88.94	35.63	188	.80		.80		(.22)
9/30/2020	55.44	(.01)	13.70	13.69	—	(2.49)	(2.49)	66.64	25.28	84	.82		.82		(.02)
9/30/2019	60.26	.18	(1.69)	(1.51)	—	(3.31)	(3.31)	55.44	(1.16)	39	.84		.84		.32
9/30/2018	55.55	.18	7.03	7.21	—	(2.50)	(2.50)	60.26	13.38	28	.84		.84		.31
Class R-5:
3/31/2023[5,6]	54.65	.17	8.03	8.20	(.15)	—	(.15)	62.70	15.02 [7]	310	.71	[8]	.71	[8]	.56 [8]
9/30/2022	92.04	.18	(30.17)	(29.99)	—	(7.40)	(7.40)	54.65	(35.18)	288	.70		.70		.25
9/30/2021	68.86	(.11)	24.56	24.45	—	(1.27)	(1.27)	92.04	35.77	510	.71		.71		(.13)
9/30/2020	57.16	.06	14.13	14.19	—	(2.49)	(2.49)	68.86	25.40	406	.72		.72		.09
9/30/2019	61.94	.22	(1.69)	(1.47)	—	(3.31)	(3.31)	57.16	(1.06)	376	.74		.74		.40
9/30/2018	56.99	.21	7.24	7.45	—	(2.50)	(2.50)	61.94	13.46	436	.75		.75		.36
Class R-6:
3/31/2023[5,6]	54.08	.18	7.95	8.13	(.19)	—	(.19)	62.02	15.06 [7]	19,291	.66	[8]	.66	[8]	.62 [8]
9/30/2022	91.12	.23	(29.87)	(29.64)	—	(7.40)	(7.40)	54.08	(35.15)	16,261	.65		.65		.33
9/30/2021	68.15	(.06)	24.30	24.24	—	(1.27)	(1.27)	91.12	35.84	19,437	.66		.66		(.07)
9/30/2020	56.56	.08	14.00	14.08	—	(2.49)	(2.49)	68.15	25.47	11,166	.67		.67		.14
9/30/2019	61.31	.26	(1.70)	(1.44)	—	(3.31)	(3.31)	56.56	(1.02)	8,031	.69		.69		.47
9/30/2018	56.40	.25	7.16	7.41	—	(2.50)	(2.50)	61.31	13.53	7,039	.69		.69		.42

Refer to the end of the table for footnotes.

42	SMALLCAP World Fund

Financial highlights (continued)

	Six months ended	Year ended September 30,
	March 31, 2023[5,6,7]	2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes[14]	14%	32%	30%	38%	39%	35%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.’
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Amount less than $.01.
[12]	Amount less than .01%.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

SMALLCAP World Fund	43

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2022, through March 31, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

44	SMALLCAP World Fund

Expense example (continued)

	Beginning account value 10/1/2022	Ending account value 3/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,148.27	$5.62	1.05%
Class A – assumed 5% return	1,000.00	1,019.70	5.29	1.05
Class C – actual return	1,000.00	1,144.11	9.57	1.79
Class C – assumed 5% return	1,000.00	1,016.01	9.00	1.79
Class T – actual return	1,000.00	1,149.94	4.18	.78
Class T – assumed 5% return	1,000.00	1,021.04	3.93	.78
Class F-1 – actual return	1,000.00	1,148.17	5.78	1.08
Class F-1 – assumed 5% return	1,000.00	1,019.55	5.44	1.08
Class F-2 – actual return	1,000.00	1,150.10	4.13	.77
Class F-2 – assumed 5% return	1,000.00	1,021.09	3.88	.77
Class F-3 – actual return	1,000.00	1,150.54	3.54	.66
Class F-3 – assumed 5% return	1,000.00	1,021.64	3.33	.66
Class 529-A – actual return	1,000.00	1,147.98	5.84	1.09
Class 529-A – assumed 5% return	1,000.00	1,019.50	5.49	1.09
Class 529-C – actual return	1,000.00	1,143.80	9.94	1.86
Class 529-C – assumed 5% return	1,000.00	1,015.66	9.35	1.86
Class 529-E – actual return	1,000.00	1,147.03	6.80	1.27
Class 529-E – assumed 5% return	1,000.00	1,018.60	6.39	1.27
Class 529-T – actual return	1,000.00	1,149.57	4.45	.83
Class 529-T – assumed 5% return	1,000.00	1,020.79	4.18	.83
Class 529-F-1 – actual return	1,000.00	1,149.15	4.77	.89
Class 529-F-1 – assumed 5% return	1,000.00	1,020.49	4.48	.89
Class 529-F-2 – actual return	1,000.00	1,149.95	4.07	.76
Class 529-F-2 – assumed 5% return	1,000.00	1,021.14	3.83	.76
Class 529-F-3 – actual return	1,000.00	1,150.22	3.91	.73
Class 529-F-3 – assumed 5% return	1,000.00	1,021.29	3.68	.73
Class R-1 – actual return	1,000.00	1,144.43	9.36	1.75
Class R-1 – assumed 5% return	1,000.00	1,016.21	8.80	1.75
Class R-2 – actual return	1,000.00	1,144.24	9.41	1.76
Class R-2 – assumed 5% return	1,000.00	1,016.16	8.85	1.76
Class R-2E – actual return	1,000.00	1,145.97	7.81	1.46
Class R-2E – assumed 5% return	1,000.00	1,017.65	7.34	1.46
Class R-3 – actual return	1,000.00	1,146.92	7.01	1.31
Class R-3 – assumed 5% return	1,000.00	1,018.40	6.59	1.31
Class R-4 – actual return	1,000.00	1,148.68	5.41	1.01
Class R-4 – assumed 5% return	1,000.00	1,019.90	5.09	1.01
Class R-5E – actual return	1,000.00	1,149.55	4.34	.81
Class R-5E – assumed 5% return	1,000.00	1,020.89	4.08	.81
Class R-5 – actual return	1,000.00	1,150.23	3.81	.71
Class R-5 – assumed 5% return	1,000.00	1,021.39	3.58	.71
Class R-6 – actual return	1,000.00	1,150.60	3.54	.66
Class R-6 – assumed 5% return	1,000.00	1,021.64	3.33	.66

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

SMALLCAP World Fund	45

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

46	SMALLCAP World Fund

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SMALLCAP World Fund	47

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48	SMALLCAP World Fund

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SMALLCAP World Fund	49

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50	SMALLCAP World Fund

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SMALLCAP World Fund	51

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel

Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	SMALLCAP World Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of SMALLCAP World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MCSI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1.
A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: May 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: May 31, 2023

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: May 31, 2023